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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21823

                          Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2006 through August 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     GLOBAL
                                  SELECT EQUITY
                                      FUND

                                      GLOSX
                                  Ticker Symbol


                                     Annual
                                     Report

                                     8/31/07

                              [LOGO]PIONEER
                                    Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              9

Prices and Distributions                                                      10

Performance Update                                                            11

Comparing Ongoing Fund Expenses                                               14

Schedule of Investments                                                       16

Financial Statements                                                          22

Notes to Financial Statements                                                 29

Report of Independent Registered Public Accounting Firm                       36

Trustees, Officers and Service Providers                                      37

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides during the past year, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year, issues tied to poor underwriting practices in the subprime sector of the mortgage industry, and to problems with risk management by banks and hedge funds, have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

Even against this backdrop, the long-term performance of major asset classes remained positive. In the 12 months ending August 31, 2007, equity investors were generally rewarded as, despite a late-July decline, the Standard & Poor's 500 Index returned 15%, the Dow Jones Industrial Average returned 20%, and the NASDAQ Composite Index returned 19%. International developed and emerging markets equities performed well also, with the MSCI EAFE Developed Market Index returning 19% and the MSCI Emerging Markets Index returning 44% over the 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending August 31, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 7% for the same period, reflecting its higher coupon yield.

U.S. economic growth has slowed in the past year, but this was due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as it was to rising commodity prices and short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices and/or banks' unwillingness to lend pose a larger and more imminent threat to the economy.

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially exporters, has driven unemployment lower and supported growing consumption. Japanese economic growth also continues to make progress, and the country's deflationary problems are gradually receding. Economic growth in emerging market countries remains faster than in the developed world as they persist in "catching up," led by China, which continues its rise as a world economic power.

Letter



The U.S. Federal Reserve and the world's other central banks have pursued policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly." The central banks have responded to this past summer's liquidity squeeze in the inter-bank and commercial paper markets by acting as the "lenders of last resort" to limit the risk of problems spreading to the broader economy. Looking forward, the economic outlook and equity valuations appear generally positive, although the current environment is plagued by fears that subprime mortgage problems will result in a systemic liquidity/credit crunch. While falling risk tolerances may depress asset prices in the short term, valuations look reasonable if credit market problems do not spread to the broader economy.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/07
--------------------------------------------------------------------------------

In the following interview, portfolio manager Piergaetano Iaccarino discusses the factors that influenced performance for the 12-month fiscal period ended August 31, 2007.


Q:  How did the Fund perform over the 12-month period ended August 31, 2007?

A: The Fund's total return from September 1, 2006 through August 31, 2007 was 14.58% (Class A shares at net asset value) versus 17.54% for the MSCI World Index. The global environment for equities was generally positive for the 12-month period, and this was reflected in the Fund's performance.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  Can you review the Fund's overall investment approach?

A: We look at mid- and large-capitalization stocks in more than 30 countries and from that universe build a somewhat concentrated portfolio of less than 50 stocks. Each stock that we hold will generally be overweighted by at least one percent versus the MSCI World Index. In selecting securities for the portfolio, we look for "growth at a reasonable price," so there is a strong value component to our analysis. We try to find companies that not only are benefiting from operating efficiencies as reflected in things like increased market share and revenues, but that also use their capital efficiently. In particular, we look for strong free cash flow, because this gives a company the flexibility to do things like make share buybacks, reinvest in the business, make acquisitions, and raise dividends. Finally, we try to assess not only the potential price gains for each stock, but also the potential for a decline in price if things go wrong and favor those stocks with the highest upside relative to their downside.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:  Could you characterize the global equity markets over the period?

A: Global equity markets in the aggregate enjoyed strong positive returns over the period, despite periods of significant volatility. Markets declined sharply during the final week of February 2007. The drop began with a sharp decline in Chinese equities, based on rumors that the government would seek to tighten stock market investment rules and introduce a capital gains tax. The release of some weaker-than-expected U.S. economic data and evidence of mounting problems in the subprime U.S. mortgage market further added to a sense of unease among investors. As equity markets weakened, the Japanese yen rose strongly against the U.S. Dollar, which suggested that the broad-based decline in equities was partially due to the unwinding of so called "carry trades" funded through borrowing at low Japanese interest rates.

    As the second half of the fiscal period progressed, merger-and-acquisition activity helped restore a better tone to the equity markets, with most sectors experiencing some activity. In particular, there were significant deals announced in the banking, utilities and materials sectors. On the economic front, conditions in the United States remained consistent with growth that had been below trend, while European economic activity remained generally solid. In June 2007, global markets weakened, as stronger inflation and housing market data in the United States pushed interest rate expectations and bond yields higher. In addition, problems related to subprime mortgage exposure emerged at the hedge fund units of Bear Stearns and UBS, which added to risk aversion among investors. In July and August 2007, the full extent of the sub-prime issue began to come to light. It became clear that, due to rising defaults, the leading subprime lenders would not be able to meet their obligations to the Wall Street firms that repackage these loans and sell them to investors globally. The resulting credit crunch and heightened awareness of the global distribution of risk caused markets to drop sharply. As August progressed, equities began to make up some of the lost ground.

    European equities outperformed both U.S. and Japanese equities in the 12 months ended August 31, 2007, helped in part by the strength of the euro relative to the U.S. Dollar. From a sector

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/07                             (continued)
--------------------------------------------------------------------------------

    perspective, the strongest areas in the global equity markets were materials, industrials and energy stocks, while the weakest returns were in the financials and consumer discretionary sectors.

Q: What strategies or holdings helped and hurt performance over the fiscal period?

A: Our sector allocation proved unrewarding on the whole, but stock selection was a larger factor in the Fund's somewhat lagging performance relative to the benchmark during the fiscal period.

    Our holdings in the financial sector, particularly among insurance companies, were among the leading detractors from the Fund's relative performance. We emphasized insurers during the fiscal year, and the leading underperformers among those holdings were AIG and MBIA, both of whom suffered from concerns over the impact of the subprime crisis on their bond insurance businesses. Among diversified financials, our holdings in Citigroup and Merrill Lynch were also penalized by market concerns over subprime loans, as well as over future bond issuance and trading volumes.

    In healthcare, we were modestly underweight on average for the fiscal period but overweight in pharmaceuticals companies. The pharmaceutical segment was weaker than the wider market, and this negative effect was compounded by the underperformance of our holdings, led by UK firm AstraZeneca. AstraZeneca's stock faltered in late 2006 after the company cancelled further development of a new stroke drug and lost patent protection on an ulcer drug in Europe. Bristol-Myers Squibb was the only positive contributor among pharmaceuticals in the fiscal period, as the patent on its leading blood-thinning drug Plavix was upheld by a U.S. court.

    Stock selection was also weak in the consumer discretionary sector during the fiscal period, where holdings in consumer durables such as Japanese companies Sekisui Chemical and Daito Trust Construction, fell strongly. Among retailers, Office Depot also acted as a drag on returns.

    The Fund benefited from positive stock selection in the telecommunications sector during the fiscal period, led by positions in Vodafone and Verizon. Vodafone rose sharply in the fiscal period, thanks to its better-than-expected profits guidance, which

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    accompanied its full-year results in May. In the automobile sector, our holdings of Porsche advanced very strongly over the year, easily offsetting the negative relative returns from our position in Toyota.

    We deemphasized materials overall during the fiscal period, but our stock selection within the sector proved very successful. BASF, a German chemicals company, was the most successful stock pick in this area. Its second quarter results beat expectations, helped by higher prices and the contributions of acquisitions. The company is also in the midst of a large share buyback program. Mining company Rio Tinto also rose sharply amid merger rumors and continuing buoyant demand for metals from emerging markets.

Q:  What is your outlook and how is it reflected in the Fund?

A: Looking ahead, global economic and company fundamentals remain supportive for equities. In general, global economic growth outside of the United States appears to be maintaining solid forward momentum, most notably in Europe and Asia. In the United States, the adjustment in housing and problems in the subprime mortgage sector are likely to remain headwinds for the economy, suggesting below-trend growth may persist. While equity valuations versus fixed-income are no longer as compelling following the recent increase in bond yields, particularly in the United States, current levels continue to justify an overall preference for equities in our view.

    Going forward, we will remain focused on identifying individual stocks that are reasonably priced and where we have high levels of conviction about the share price upside.

Investing in foreign and/or emerging markets securities involves certain risks, including risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund is non-diversified and invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/07                             (continued)
--------------------------------------------------------------------------------

common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/07
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                 22.0%
Information Technology                                                     16.7%
Consumer Discretionary                                                     12.2%
Energy                                                                      9.3%
Health Care                                                                 8.8%
Industrials                                                                 7.9%
Consumer Staples                                                            7.8%
Materials                                                                   6.2%
Telecommunication Services                                                  4.8%
Utilities                                                                   4.3%


Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

United States                                                              44.0%
Germany                                                                    11.4%
United Kingdom                                                             10.9%
Japan                                                                      10.4%
France                                                                      7.5%
Switzerland                                                                 4.5%
Spain                                                                       2.4%
Australia                                                                   2.2%
Netherlands                                                                 1.6%
Bermuda                                                                     1.6%
Canada                                                                      1.6%
South Korea                                                                 1.3%
Singapore                                                                   0.6%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1.  Microsoft Corp.                                                       3.95%
  2.  Cisco Systems, Inc.                                                   3.31
  3.  United Technologies Corp.                                             3.25
  4.  ConocoPhillips                                                        3.21
  5.  Siemens                                                               2.97
  6.  Citigroup, Inc.                                                       2.76
  7.  Rio Tinto Plc                                                         2.51
  8.  Toyota Motor Co.                                                      2.50
  9.  Bristol-Myers Squibb Co.                                              2.50
 10.  Canon, Inc.                                                           2.47

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   8/31/07       8/31/06
 -----   -------       -------
    A     $12.53       $11.18
    B     $12.37       $11.10
    C     $12.39       $11.10

Distributions Per Share
--------------------------------------------------------------------------------

                   9/1/06 - 8/31/07
                   ----------------
                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
 -----   ---------   -------------   -------------
   A    $ 0.0509       $0.2070            $ -
   B    $ 0.0089       $0.2070            $ -
   C    $   -          $0.2070            $ -


Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Select Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2007)
                                          Net Asset    Public Offering
Period                                   Value (NAV)     Price (POP)
Life-of-Class
(12/15/05)                                 15.59%          11.66%
1 Year                                     14.58            8.01
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated January 1, 2007)
                                           Gross            Net

                                           11.05%           1.30%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Global
                Select Equity Fund         MSCI World Index
12/05                $ 9,425                    $10,000
 8/06                $10,547                    $10,989
 8/07                $12,085                    $12,916

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2007)

                                             If               If
Period                                      Held          Redeemed
Life-of-Class
(12/15/05)                                 14.50%          12.36%
1 Year                                     13.55            9.55
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated January 1, 2007)

                                           Gross             Net
                                           11.40%           2.20%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Global
                Select Equity Fund         MSCI World Index
12/05                $10,000                    $10,000
 8/06                $11,111                    $10,989
 8/07                $12,217                    $12,916

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2007)

                                             If         If
Period                                      Held     Redeemed
Life-of-Class
(12/15/05)                                 14.56%          14.56%
1 Year                                     13.65           12.65
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated January 1, 2007)
                                           Gross             Net

                                           10.98%           2.20%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Global
                Select Equity Fund         MSCI World Index
12/05                $10,000                    $10,000
 8/06                $11,111                    $10,989
 8/07                $12,628                    $12,916

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global Select Equity Fund

Based on actual returns from March 1, 2007 through August 31, 2007

Share Class                                  A            B            C
----------------------------------------------------------------------------
Beginning Account Value On 3/1/07        $1,000.00    $1,000.00    $1,000.00
Ending Account Value (after expenses)    $1,049.36    $1,043.85    $1,045.54
On 8/31/07
Expenses Paid During Period*             $    6.72    $   11.33    $   11.34

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.20% and 2.20% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global Select Equity Fund

Based on a hypothetical 5% return before expenses, reflecting the period from March 1, 2007 through August 31, 2007

Share Class                                  A            B            C
----------------------------------------------------------------------------
Beginning Account Value On 3/1/07        $1,000.00    $1,000.00    $1,000.00
Ending Account Value (after expenses)    $1,018.65    $1,014.12    $1,014.12
On 8/31/07
Expenses Paid During Period*             $    6.61    $   11.17    $   11.17

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.20% and 2.20% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07
--------------------------------------------------------------------------------

Shares                                                        Value
          PREFERRED STOCK - 1.2%
          Automobiles & Components - 1.2%
          Automobile Manufacturers - 1.2%
    30    Porsche AG                                     $   53,642
                                                         ----------
          TOTAL PREFERRED STOCK
          (Cost $34,373)                                 $   53,642
                                                         ----------
          COMMON STOCKS - 90.7%
          Energy - 8.5%
          Integrated Oil & Gas - 8.5%
 1,634    ConocoPhillips                                 $  133,808
 1,030    Occidental Petroleum Corp.                         58,391
 2,804    Repsol SA                                         101,406
 1,254    Total SA                                           94,199
                                                         ----------
                                                         $  387,804
                                                         ----------
          Total Energy                                   $  387,804
                                                         ----------
          Materials - 5.7%
          Diversified Chemical - 1.9%
   645    BASF AG                                        $   85,408
                                                         ----------
          Diversified Metals & Mining - 2.3%
 1,518    Rio Tinto Plc                                  $  104,637
                                                         ----------
          Fertilizers & Agricultural Chemicals - 1.5%
 1,463    Agrium, Inc.*                                  $   66,625
                                                         ----------
          Total Materials                                $  256,670
                                                         ----------
          Capital Goods - 7.3%
          Aerospace & Defense - 3.0%
 1,818    United Technologies Corp.                      $  135,677
                                                         ----------
          Industrial Conglomerates - 2.7%
   985    Siemens                                        $  124,078
                                                         ----------
          Industrial Machinery - 1.6%
   996    Flowserve Corp.                                $   71,124
                                                         ----------
          Total Capital Goods                            $  330,879
                                                         ----------

16 The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                       Value
          Automobiles & Components - 2.3%
          Automobile Manufacturers - 2.3%
 1,800    Toyota Motor Co.*                             $  104,394
                                                        ----------
          Total Automobiles & Components                $  104,394
                                                        ----------
          Consumer Durables & Apparel - 3.2%
          Apparel, Accessories & Luxury Goods - 1.7%
 1,327    Adidas-Salomon AG                             $   78,125
                                                        ----------
          Homebuilding - 1.5%
 9,000    Sekisui Chemical Co., Ltd.*                   $   66,747
                                                        ----------
          Total Consumer Durables & Apparel             $  144,872
                                                        ----------
          Media - 1.5%
          Broadcasting & Cable TV - 1.5%
 2,999    Eutelsat Communications                       $   69,153
                                                        ----------
          Total Media                                   $   69,153
                                                        ----------
          Retailing - 3.0%
          Apparel Retail - 1.7%
 1,013    Abercrombie & Fitch Co.                       $   79,723
                                                        ----------
          Specialty Stores - 1.3%
 2,371    Office Depot, Inc.*                           $   57,971
                                                        ----------
          Total Retailing                               $  137,694
                                                        ----------
          Food & Drug Retailing - 3.5%
          Drug Retail - 1.5%
 1,785    CVS Corp.                                     $   67,509
                                                        ----------
          Hypermarkets & Supercenters - 2.0%
 2,098    Wal-Mart Stores, Inc.                         $   91,536
                                                        ----------
          Total Food & Drug Retailing                   $  159,045
                                                        ----------
          Food, Beverage & Tobacco - 1.7%
          Tobacco - 1.7%
    14    Japan Tobacco, Inc.*                          $   78,093
                                                        ----------
          Total Food, Beverage & Tobacco                $   78,093
                                                        ----------
          Household & Personal Products - 1.9%
          Household Products - 1.9%
 1,326    Procter & Gamble Co.                          $   86,601
                                                        ----------
          Total Household & Personal Products           $   86,601
                                                        ----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                    (continued)
--------------------------------------------------------------------------------

Shares                                                   Value
          Pharmaceuticals & Biotechnology - 8.1%
          Biotechnology - 1.5%
 1,751    Vertex Pharmaceuticals, Inc.*             $   68,219
                                                    ----------
          Pharmaceuticals - 6.6%
 1,852    Astrazeneca Plc                           $   91,410
 3,579    Bristol-Myers Squibb Co.                     104,328
   590    Roche Holdings AG                            102,753
                                                    ----------
                                                    $  298,491
                                                    ----------
          Total Pharmaceuticals & Biotechnology     $  366,710
                                                    ----------
          Banks - 7.5%
          Diversified Banks - 7.5%
   756    BNP Paribas SA                            $   79,982
 2,000    Development Bank of Singapore, Ltd.           26,136
 7,947    Royal Bank of Scotland Group Plc              92,263
 6,000    Sumitomo Trust Bank*                          49,608
 4,070    Westpac Banking Corp.                         90,484
                                                    ----------
                                                    $  338,473
                                                    ----------
          Total Banks                               $  338,473
                                                    ----------
          Diversified Financials - 5.9%
          Diversified Capital Markets - 1.9%
 1,294    CS Group                                  $   84,830
                                                    ----------
          Investment Banking & Brokerage - 1.5%
   905    Merrill Lynch & Co., Inc.                 $   66,699
                                                    ----------
          Diversified Financial Services - 2.5%
 2,461    Citigroup, Inc.                           $  115,372
                                                    ----------
          Total Diversified Financials              $  266,901
                                                    ----------
          Insurance - 6.2%
          Multi-Line Insurance - 4.2%
   273    Allianz AG                                $   58,558
   928    American International Group, Inc.            61,248
 1,750    AXA                                           70,327
                                                    ----------
                                                    $  190,133
                                                    ----------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                        Value
          Property & Casualty Insurance - 2.0%
 1,492    MBIA, Inc.                                     $   89,520
                                                         ----------
          Total Insurance                                $  279,653
                                                         ----------
          Real Estate - 0.7%
          Real Estate Management & Development - 0.7%
 1,000    Sumitomo Realty & Development                  $   32,780
                                                         ----------
          Total Real Estate                              $   32,780
                                                         ----------
          Software & Services - 5.9%
          Home Entertainment Software - 0.8%
 2,383    Take-Two Interactive Software, Inc.*           $   38,080
                                                         ----------
          IT Consulting & Other Services - 1.5%
 1,619    Accenture, Ltd.                                $   66,719
                                                         ----------
          Systems Software - 3.6%
 5,731    Microsoft Corp.                                $  164,652
                                                         ----------
          Total Software & Services                      $  269,451
                                                         ----------
          Technology Hardware & Equipment - 6.5%
          Communications Equipment - 3.0%
 4,330    Cisco Systems, Inc.*                           $  138,214
                                                         ----------
          Electronic Equipment & Instruments - 1.2%
   174    Samsung Electronics (144A)*                    $   54,719
                                                         ----------
          Office Electronics - 2.3%
 1,800    Canon, Inc.                                    $  102,954
                                                         ----------
          Total Technology Hardware & Equipment          $  295,887
                                                         ----------
          Semiconductors - 2.9%
          Semiconductor Equipment - 1.5%
 2,247    ASM Lithography Holding N.V.*                  $   66,821
                                                         ----------
          Semiconductors - 1.4%
22,151    ARM Holdings Plc                               $   65,916
                                                         ----------
          Total Semiconductors                           $  132,737
                                                         ----------
          Telecommunication Services - 4.4%
          Integrated Telecommunication Services - 2.2%
 2,380    Verizon Communications, Inc.                   $   99,674
                                                         ----------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                    (continued)
--------------------------------------------------------------------------------

Shares                                                        Value
          Wireless Telecommunication Services - 2.2%
31,230    Vodafone Group Plc                             $  101,023
                                                         ----------
          Total Telecommunication Services               $  200,697
                                                         ----------
          Utilities - 4.0%
          Electric Utilities - 4.0%
   464    E.On AG                                        $   77,898
 1,456    Exelon Corp.                                      102,896
                                                         ----------
                                                         $  180,794
                                                         ----------
          Total Utilities                                $  180,794
                                                         ----------
          TOTAL COMMON STOCKS
          (Cost $3,967,911)                              $4,119,288
                                                         ----------
          TOTAL INVESTMENT IN SECURITIES - 91.9%
          (Cost $4,002,284) (a)(b)                       $4,172,930
                                                         ----------
          OTHER ASSETS AND LIABILITIES - 8.1%            $  369,361
                                                         ----------
          TOTAL NET ASSETS - 100.0%                      $4,542,291
                                                         ==========

*     Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2007, the value of these securities amounted to $54,719 or 1.2% of total net assets.

(a) Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in equity securities, is as follows:

      United States                                            44.0%
      Germany                                                  11.4
      United Kingdom                                           10.9
      Japan                                                    10.4
      France                                                    7.5
      Switzerland                                               4.5
      Spain                                                     2.4
      Australia                                                 2.2
      Netherlands                                               1.6
      Bermuda                                                   1.6
      Canada                                                    1.6
      South Korea                                               1.3
      Singapore                                                 0.6
                                                              -----
                                                              100.0%
                                                              =====

20 The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

(b) At August 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $4,010,059 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                          $275,498
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                          (112,627)
                                                                                --------
      Net unrealized gain                                                       $162,871
                                                                                ========

Purchases and sales of securities (excluding temporary cash investments) for the year ended August 31, 2007 aggregated $4,437,856 and $2,237,526, respectively.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $4,002,284)             $4,172,930
  Cash                                                      358,380
  Receivables -
    Investment securities sold                               55,437
    Fund shares sold                                         10,707
    Dividends and foreign taxes withheld                     11,030
    Due from Pioneer Investment Management, Inc.             39,785
  Other                                                       4,350
                                                         ----------
     Total assets                                        $4,652,619
                                                         ----------
LIABILITIES:
  Payables -
    Investment securities purchased                      $   65,338
    Fund shares repurchased                                     230
  Due to affiliates                                           2,144
  Accrued expenses                                           42,616
                                                         ----------
     Total liabilities                                   $  110,328
                                                         ----------
NET ASSETS:
  Paid-in capital                                        $4,140,541
  Undistributed net investment income                        20,292
  Accumulated net realized gain on investments              210,664
  Net unrealized gain on investments                        170,646
  Net unrealized gain on other assets and liabilities
    denominated in foreign currencies                           148
                                                         ----------
     Total net assets                                    $4,542,291
                                                         ==========
NET ASSET VALUE PER SHARE:
(No Par value, Unlimited number of shares authorized)
  Class A (based on $2,562,097/204,395 shares)           $    12.53
                                                         ==========
  Class B (based on $1,200,049/96,974 shares)            $    12.37
                                                         ==========
  Class C (based on $780,145/62,964 shares)              $    12.39
                                                         ==========
MAXIMUM OFFERING PRICE:
  Class A ($12.53 [divided by] 94.25%)                   $    13.29
                                                         ==========

22 The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 8/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $4,969)      $ 66,415
  Interest                                                    9,210
  Income from securities loaned, net                            611
                                                           --------
     Total investment income                                             $   76,236
                                                                         ----------
EXPENSES:
  Management fees                                          $ 24,465
  Transfer agent fees and expenses
    Class A                                                   3,061
    Class B                                                   2,132
    Class C                                                   1,274
  Distribution fees
    Class A                                                   3,310
    Class B                                                   8,749
    Class C                                                   6,237
  Administrative reimbursements                                 729
  Custodian fees                                             28,431
  Registration fees                                          54,400
  Professional fees                                          35,512
  Printing expense                                           18,511
  Fees and expenses of nonaffiliated trustees                 6,599
  Miscellaneous                                              16,001
                                                           --------
     Total expenses                                                      $  209,411
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                    (153,523)
                                                                         ----------
     Net expenses                                                        $   55,888
                                                                         ----------
       Net investment income                                             $   20,348
                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                            $215,765
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies          (44)     $  215,721
                                                           --------      ----------
  Change in net unrealized gain on:
    Investments                                            $ 86,626
    Other assets and liabilities denominated in
     foreign currencies                                         140      $   86,766
                                                           --------      ----------
  Net gain on investments and foreign currency
    transactions                                                         $  302,487
                                                                         ----------
  Net increase in net assets resulting from operations                   $  322,835
                                                                         ==========

The accompanying notes are an integral part of these financial statements.   23

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Year Ended 8/31/07 and the Period from 12/15/05
(Commencement of Operations) to 8/31/06, respectively

                                                           Year Ended      12/15/05 to
                                                             8/31/07         8/31/06
FROM OPERATIONS:
Net investment income                                      $   20,348       $    7,598
Net realized gain on investments and foreign currency
  transactions                                                215,721           38,444
Change in net unrealized gain on investments and
  foreign currency transactions                                86,766           84,028
                                                           ----------       ----------
    Net increase in net assets resulting from
     operations                                            $  322,835       $  130,070
                                                           ----------       ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.05 and $0.00 per share, respectively)      $   (6,410)      $        -
    Class B ($0.01 and $0.00 per share, respectively)            (608)               -
Net realized gain:
    Class A ($.21 and $0.00 per share, respectively)          (22,527)               -
    Class B ($.21 and $0.00 per share, respectively)          (14,640)               -
    Class C ($.21 and $0.00 per share, respectively)           (8,901)               -
                                                           ----------       ----------
     Total distributions to shareowners                    $  (53,086)               -
                                                           ----------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $3,298,932       $  819,540
Reinvestment of distributions                                  27,346                -
Redemption fees                                                     -              288
Cost of shares repurchased                                   (880,425)        (123,209)
                                                           ----------       ----------
    Net increase in net assets resulting from
     Fund share transactions                               $2,445,853       $  696,619
                                                           ----------       ----------
    Net increase in net assets                             $2,715,602       $  826,689
NET ASSETS:
Beginning of period                                         1,826,689        1,000,000
                                                           ----------       ----------
End of period                                              $4,542,291       $1,826,689
                                                           ==========       ==========
Undistributed net investment income                        $   20,292       $    7,006
                                                           ==========       ==========

24  The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '07 Shares    '07 Amount   '06 Shares   '06 Amount
CLASS A
Shares sold                          178,967     $2,193,127      52,303     $569,499
Reinvestment of distributions          1,633         18,925           -            -
Less shares repurchased              (50,627)      (619,401)    (11,215)    (120,171)
                                     -------     ----------     -------     --------
    Net increase                     129,973     $1,592,651      41,088     $449,328
                                     =======     ==========     =======     ========
CLASS B
Shares sold                           64,811     $  780,723      16,299     $175,190
Reinvestment of distributions            568          6,507           -            -
Less shares repurchased              (17,856)      (210,349)       (181)      (1,964)
                                     -------     ----------     -------     --------
    Net increase                      47,523     $  576,881      16,118     $173,226
                                     =======     ==========     =======     ========
CLASS C
Shares sold                           26,968     $  325,082       6,870     $ 74,851
Reinvestment of distributions            168          1,914           -            -
Less shares repurchased               (4,276)       (50,675)        (99)      (1,074)
                                     -------     ----------     -------     --------
    Net increase                      22,860     $  276,321       6,771     $ 73,777
                                     =======     ==========     =======     ========

The accompanying notes are an integral part of these financial statements.   25

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Year Ended     12/15/05 (a)
                                                       8/31/07        to 8/31/06
CLASS A
Net asset value, beginning of period                   $ 11.18       $  10.00
                                                       -------       --------
Increase from investment operations:
  Net investment income                                $  0.08       $   0.07
  Net realized and unrealized gain on investments
   and foreign currency transactions                      1.53           1.11
                                                       -------       --------
   Net increase from investment operations             $  1.61       $   1.18
Distribution to shareowners:
  Net investment income                                  (0.05)             -
  Net realized gain                                      (0.21)             -
                                                       -------       --------
Net increase in net asset value                        $  1.35       $   1.18
                                                       -------       --------
Net asset value, end of period                         $ 12.53       $  11.18
                                                       =======       =======
Total return*                                            14.58%         11.80%(b)
Ratio of net expenses to average net assets+              1.30%          1.30%**
Ratio of net investment income to average
  net assets+                                             1.05%          1.42%**
Portfolio turnover rate                                     74%            35%(b)
Net assets, end of period (in thousands)               $ 2,562       $    832
Ratios with no waiver of management fees and
  assumption of expenses by PIM
  Net expenses                                            6.11%         11.05%**
  Net investment loss                                    (3.76)%        (8.33)%**

(a)  Class A shares were first publicly offered on December 15, 2005.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

26 T he accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Year Ended    12/15/05 (a)
                                                        8/31/07      to 8/31/06
CLASS B
Net asset value, beginning of period                    $ 11.10       $  10.00
                                                        -------       --------
Increase from investment operations:
  Net investment income                                 $  0.00(c)    $   0.03
  Net realized and unrealized gain on investments
   and foreign currency transactions                       1.49           1.07
                                                        -------       --------
   Net increase from investment operations              $  1.49       $   1.10
Distribution to shareowners:
  Net investment income                                   (0.01)             -
  Net realized gain                                       (0.21)             -
                                                        -------       --------
Net increase in net asset value                         $  1.27       $   1.10
                                                        -------       --------
Net asset value, end of period                          $ 12.37       $  11.10
                                                        =======       ========
Total return*                                             13.55%         11.00%(b)
Ratio of net expenses to average net assets+               2.20%          2.20%**
Ratio of net investment income to average
  net assets+                                              0.12%          0.45%**
Portfolio turnover rate                                      74%            35%(b)
Net assets, end of period (in thousands)                $ 1,200       $    549
Ratios with no waiver of management fees and
  assumption of expenses by PIM
  Net expenses                                             6.84%         11.40%**
  Net investment loss                                     (4.52)%        (8.75)%**

(a)  Class B shares were first publicly offered on December 15, 2005.
(b)  Not Annualized.
(c)  Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   27

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Year Ended     12/15/05 (a)
                                                       8/31/07        to 8/31/06
CLASS C
Net asset value, beginning of period                   $ 11.10        $  10.00
                                                       -------        --------
Increase from investment operations:
  Net investment income                                $  0.01        $   0.03
  Net realized and unrealized gain on investments
   and foreign currency transactions                      1.49            1.07
                                                       -------        --------
   Net increase from investment operations             $  1.50        $   1.10
Distribution to shareowners:
  Net realized gain                                      (0.21)              -
                                                       -------        --------
Net increase in net asset value                        $  1.29        $   1.10
                                                       -------        --------
Net asset value, end of period                         $ 12.39        $  11.10
                                                       =======        ========
Total return*                                            13.65%          11.00%(b)
Ratio of net expenses to average net assets+              2.20%           2.20%**
Ratio of net investment income to average
  net assets+                                             0.12%           0.45%**
Portfolio turnover rate                                     74%             35%(b)
Net assets, end of period (in thousands)               $   780        $    445
Ratios with no waiver of management fees and
  assumption of expenses by PIM
  Net expenses                                            6.70%          10.98%**
  Net investment loss                                    (4.38)%         (8.33)%**

(a)  Class C shares were first publicly offered on December 15, 2005.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

28  The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Global Select Equity Fund (the Fund), is one of five portfolios comprising Pioneer Series Trust V, a Delaware statutory business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is non-diversified. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. Prior to October 12, 2005, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The fund's investment objective is to seek long-term capital growth.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risk is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                              (continued)
--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At August 31, 2007, the Fund reclassified $44 to decrease undistributed net investment income and $44 to increase accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     There were no distributions paid by the Fund during the period ended August 31, 2006. The tax character of distributions paid during the year ended August 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                          2007
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                          $53,086
                                                                         -------
  Total                                                                  $53,086
                                                                         =======
--------------------------------------------------------------------------------

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                              (continued)
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2007.

--------------------------------------------------------------------------------
                                                                          2007
--------------------------------------------------------------------------------
Undistributed ordinary income                                           $ 85,596
Undistributed long-term gain                                             153,135
Unrealized appreciation                                                  163,019
                                                                        --------
  Total                                                                 $401,750
                                                                        ========
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $1,997 in underwriting commissions on the sale of Class A shares during the year ended August 31, 2007.

D.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

E.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At August 31, 2007, the Fund had no outstanding portfolio hedges.

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $500 million; 0.70% of the next $500 million and 0.65% of the excess over $1 billion. For the year ended August 31, 2007, the net management fee was equivalent to 0.75% of the average daily net assets.

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund's expenses to 1.30%, 2.20% and 2.20% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through January 1, 2009 for Class A and through January 1, 2008 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At August 31, 2007, $89 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,984 in transfer agent fees payable to PIMSS at August 31, 2007.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                              (continued)
--------------------------------------------------------------------------------

4.   Distribution Plans and Service Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $71 in distribution fees payable to PFD at August 31, 2007

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended August 31, 2007, CDSCs in the amount of $237 were paid to PFD.

5.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than February 29, 2008. At this time, management is evaluating the implications of

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FIN 48 and any impact in the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Pioneer Series Trust V and Shareholders of Pioneer Global Select Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Global Select Equity Fund (the Fund) (one of the portfolios constituting Pioneer Series Trust V) as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Global Select Equity Fund at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst & Young LLP

Boston, Massachusetts
October 12, 2007

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 82 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 34 of the 82 Pioneer Funds, Mr. West serves as Trustee of 33 of the 82 Pioneer Funds, and Mr. Bock serves as Trustee of 81 of the 82 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Position Held          Length of Service    Principal Occupation During              Other Directorships
Name and Age               With the Fund          and Term of Office   Past Five Years                          Held by this Trustee
John F. Cogan, Jr. (81)*   Chairman of the        Trustee since 2005.  Deputy Chairman and a Director of        None
                           Board, Trustee and     Serves until a       Pioneer Global Asset Management S.p.A.
                           President              successor trustee    ("PGAM"); Non-Executive Chairman and a
                                                  is elected or        Director of Pioneer Investment
                                                  earlier retirement   Management USA Inc. ("PIM-USA");
                                                  or removal.          Chairman and a Director of Pioneer;
                                                                       Chairman and Director of Pioneer
                                                                       Institutional Asset Management, Inc.
                                                                       (since 2006); Director of Pioneer
                                                                       Alternative Investment Management
                                                                       Limited (Dublin); President and a
                                                                       Director of Pioneer Alternative
                                                                       Investment Management (Bermuda) Limited
                                                                       and affiliated funds; Direc- tor of
                                                                       PIOGLOBAL Real Estate Investment Fund
                                                                       (Russia) (until June 2006); Director of
                                                                       Nano-C, Inc. (since 2003); Director of
                                                                       Cole Management Inc. (since 2004);
                                                                       Director of Fiduciary Counseling, Inc.;
                                                                       President and Director of Pioneer Funds
                                                                       Distributor, Inc. ("PFD") (until May
                                                                       2006); President of all of the Pioneer
                                                                       Funds; and Of Counsel, Wilmer Cutler
                                                                       Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*  Trustee and Executive  Trustee since        Director, CEO and President of Pioneer   None
                           Vice President         March 2007. Serves   Investment Management USA Inc.; Pioneer
                                                  until a successor    Investment Management, Inc. and Pioneer
                                                  trustee is elected   Institutional Asset Management, Inc.
                                                  or earlier           (since March 2007); Executive Vice
                                                  retirement or        President of all of the Pioneer Funds
                                                  removal.             (since March 2007); Director of Pioneer
                                                                       Global Asset Management S.p.A. (since
                                                                       March 2007); Head of New Markets
                                                                       Division, Pioneer Global Asset
                                                                       Management S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                                 Position Held    Length of Service
Name, Age and Address            With the Fund    and Term of Office
David R. Bock (63)               Trustee          Trustee since 2005.
3050 K Street NW,                                 Serves until a succes-
Washington, DC 20007                              sor trustee is elected
                                                  or earlier retirement or
                                                  removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)                Trustee          Trustee since 2005.
3509 Woodbine Street                              Serves until a succes-
Chevy Chase, MD 20815                             sor trustee is elected
                                                  or earlier retirement or
                                                  removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (60)        Trustee          Trustee since 2005.
1001 Sherbrooke Street West,                      Serves until a succes-
Montreal, Quebec, Canada                          sor trustee is elected
H3A 1G5                                           or earlier retirement or
                                                  removal.
--------------------------------------------------------------------------------

                                                                                                  Other Directorships
Name, Age and Address            Principal Occupation During Past Five Years                      Held by this Trustee
David R. Bock (63)               Executive Vice President and Chief Financial Officer, I-trax,    Director of The Enterprise
3050 K Street NW,                Inc. (publicly traded health care services company) (2004        Social Investment
Washington, DC 20007             - present); Partner, Federal City Capital Advisors (boutique     Company (privately-held
                                 merchant bank) (1997 to 2004); and Executive Vice                affordable housing
                                 President and Chief Financial Officer, Pedestal Inc.             finance company); and
                                 (internet-based mortgage trading company) (2000 - 2002)          Director of New York
                                                                                                  Mortgage Trust (publicly
                                                                                                  traded mortgage REIT)
--------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)                President, Bush International, LLC (international financial      Director of Brady Corpora-
3509 Woodbine Street             advisory firm)                                                   tion (industrial identifica-
Chevy Chase, MD 20815                                                                             tion and specialty coated
                                                                                                  material products
                                                                                                  manufacturer); Director of
                                                                                                  Briggs & Stratton Co.
                                                                                                  (engine manufacturer);
                                                                                                  Director of UAL Corpora-
                                                                                                  tion (airline holding
                                                                                                  company); and Director of
                                                                                                  Mantech International
                                                                                                  Corporation (national
                                                                                                  security, defense, and
                                                                                                  intelligence technology
                                                                                                  firm)
--------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)        Founding Director, Vice-President and Corporate Secretary,       None
1001 Sherbrooke Street West,     The Winthrop Group, Inc. (consulting firm); and Desautels
Montreal, Quebec, Canada         Faculty of Management, McGill University
H3A 1G5

------------------------------------------------------------------------------------------------------------------------------------

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                                 Position Held    Length of Service
Name, Age and Address            With the Fund    and Term of Office
Thomas J. Perna (56)             Trustee          Trustee since 2006.
89 Robbins Avenue,                                Serves until a succes-
Berkeley Heights, NJ 07922                        sor trustee is elected
                                                  or earlier retirement or
                                                  removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (59)         Trustee          Trustee since 2005.
200 State Street, 12th Floor,                     Serves until a succes-
Boston, MA 02109                                  sor trustee is elected
                                                  or earlier retirement or
                                                  removal.
--------------------------------------------------------------------------------
Stephen K. West (78)             Trustee          Trustee since 2005.
125 Broad Street,                                 Serves until a succes-
New York, NY 10004                                sor trustee is elected
                                                  or earlier retirement or
                                                  removal.
--------------------------------------------------------------------------------
John Winthrop (71)               Trustee          Trustee since 2005.
One North Adgers Wharf,                           Serves until a succes-
Charleston, SC 29401                              sor trustee is elected
                                                  or earlier retirement or
                                                  removal.
--------------------------------------------------------------------------------

                                                                                              Other Directorships
Name, Age and Address           Principal Occupation During Past Five Years                   Held by this Trustee
Thomas J. Perna (56)            Private investor (2004 - present); and Senior Executive       Director of Quadriserv
89 Robbins Avenue,              Vice President, The Bank of New York (financial and securi-   Inc. (technology products
Berkeley Heights, NJ 07922      ties services) (1986 - 2004)                                  for securities lending
                                                                                              industry)
-------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)        President and Chief Executive Officer, Newbury, Piret &       Director of New America
200 State Street, 12th Floor,   Company, Inc. (investment banking firm)                       High Income Fund, Inc.
Boston, MA 02109                                                                              (closed-end investment
                                                                                              company)
-------------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)            Senior Counsel, Sullivan & Cromwell (law firm)                Director, The Swiss
125 Broad Street,                                                                             Helvetia Fund, Inc.
New York, NY 10004                                                                            (closed-end investment
                                                                                              company)
-------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)              President, John Winthrop & Co., Inc. (private investment      None
One North Adgers Wharf,         firm)
Charleston, SC 29401
-------------------------------------------------------------------------------------------------------------------------

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              Position Held          Length of Service
Name and Age                  With the Fund          and Term of Office
Dorothy E. Bourassa (59)      Secretary              Since 2005. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------------
Christopher J. Kelley (42)    Assistant Secretary    Since 2005. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------------
Vincent Nave (62)             Treasurer              Since 2005. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------------
Mark E. Bradley (47)          Assistant Treasurer    Since 2005. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------------
Luis I. Presutti (42)         Assistant Treasurer    Since 2005. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------------
Gary Sullivan (49)            Assistant Treasurer    Since 2005. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------------

                                                                                              Other Directorships
Name and Age                  Principal Occupation During Past Five Years                     Held by this Officer
Dorothy E. Bourassa (59)      Secretary of PIM-USA; Senior Vice President - Legal of          None
                              Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                              ies; and Secretary of all of the Pioneer Funds since
                              September 2003 (Assistant Secretary from November
                              2000 to September 2003)
-------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)    Vice President and Senior Counsel of Pioneer since July         None
                              2002; Vice President and Senior Counsel of BISYS Fund
                              Services, Inc. (April 2001 to June 2002); Senior Vice
                              President and Deputy General Counsel of Funds Distribu-
                              tor, Inc. (July 2000 to April 2001), and Assistant Secretary
                              of all of the Pioneer Funds since September 2003
-------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)             Vice President - Fund Accounting, Administration and            None
                              Controllership Services of Pioneer; and Treasurer of all of
                              the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)          Deputy Treasurer of Pioneer since 2004; Treasurer and           None
                              Senior Vice President, CDC IXIS Asset Management
                              Services from 2002 to 2003; and Assistant Treasurer of
                              all of the Pioneer Funds since November 2004
-------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)         Assistant Vice President - Fund Accounting, Administration      None
                              and Controllership Services of Pioneer; and Assistant
                              Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)            Fund Accounting Manager - Fund Accounting, Administra-          None
                              tion and Controllership Services of Pioneer; and Assistant
                              Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------------------

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                                                                                                                   Other
                                                                                                                   Directorships
                             Position Held        Length of Service      Principal Occupation                      Held by this
Name and Age                 With the Fund        and Term of Office     During Past Five Years                    Officer
Katherine Kim Sullivan (33)  Assistant Treasurer  Since 2005. Serves at  Fund Administration Manager - Fund        None
                                                  the discretion of the  Accounting, Administration and
                                                  Board                  Controllership Services since June 2003;
                                                                         Assistant Vice President - Mutual Fund
                                                                         Operations of State Street Corporation
                                                                         from June 2002 to June 2003 (formerly
                                                                         Deutsche Bank Asset Management); and
                                                                         Assistant Treasurer of all of the
                                                                         Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)       Chief Compliance     Since January 2007.    Chief Compliance Officer of Pioneer       None
                             Officer              Serves at the discre-  since December 2006 and of all the
                                                  tion of the Board      Pioneer Funds since January 2007; Vice
                                                                         President and Compliance Officer, MFS
                                                                         Investment Management (August 2005 to
                                                                         December 2006); Consultant, Fidelity
                                                                         Investments (February 2005 to July
                                                                         2005); Independent Consultant (July
                                                                         1997 to February 2005)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------





--------------------------------------------------------------------------------


                                     PIONEER
                                     -------
                                   HIGH INCOME
                                    MUNICIPAL
                                      FUND

                                      PIMAX
                                  Ticker Symbol

                                     Annual
                                     Report

                                     8/31/07

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2
Portfolio Management Discussion                                              4
Portfolio Summary                                                            8
Prices and Distributions                                                     9
Performance Update                                                          10
Comparing Ongoing Fund Expenses                                             13
Schedule of Investments                                                     15
Financial Statements                                                        20
Notes to Financial Statements                                               27
Report of Independent Registered Public Accounting Firm                     33
Trustees, Officers and Service Providers                                    34

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides during the past year, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year, issues tied to poor underwriting practices in the subprime sector of the mortgage industry, and to problems with risk management by banks and hedge funds, have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

Even against this backdrop, the long-term performance of major asset classes remained positive. In the 12 months ending August 31, 2007, equity investors were generally rewarded as, despite a late-July decline, the Standard & Poor's 500 Index returned 15%, the Dow Jones Industrial Average returned 20%, and the NASDAQ Composite Index returned 19%. International developed and emerging markets equities performed well also, with the MSCI EAFE Developed Market Index returning 19% and the MSCI Emerging Markets Index returning 44% over the 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending August 31, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 7% for the same period, reflecting its higher coupon yield.

U.S. economic growth has slowed in the past year, but this was due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as it was to rising commodity prices and short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices and/or banks' unwillingness to lend pose a larger and more imminent threat to the economy.

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially exporters, has driven unemployment lower and supported growing consumption. Japanese economic growth also continues to make progress, and the country's deflationary problems are gradually receding. Economic growth in emerging market countries remains faster than in the developed world as they persist in "catching up," led by China, which continues its rise as a world economic power.

Letter

The U.S. Federal Reserve and the world's other central banks have pursued policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly." The central banks have responded to this past summer's liquidity squeeze in the inter-bank and commercial paper markets by acting as the "lenders of last resort" to limit the risk of problems spreading to the broader economy. Looking forward, the economic outlook and equity valuations appear generally positive, although the current environment is plagued by fears that subprime mortgage problems will result in a systemic liquidity/credit crunch. While falling risk tolerances may depress asset prices in the short term, valuations look reasonable if credit market problems do not spread to the broader economy.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/07
--------------------------------------------------------------------------------

During a time of substantial market volatility, shareholders in Pioneer High Income Municipal Fund were rewarded with a relatively high level of tax-free income. In the following interview, portfolio manager Timothy Pynchon discusses the factors that affected the municipal bond market and the Fund over the semiannual period.

Q:   How did the Fund perform during the period ending August 31, 2007?

A: For the six-month period ended August 31, 2007, Pioneer High Income Municipal Fund's Class A shares produced a total return of -2.49% at net asset value. The Fund's benchmark, the Lehman Brothers High Yield Municipal Bond Index, returned -1.89% for the same period, and the average return of the 95 funds in the Lipper High Yield Municipal Debt Funds category was -3.31% for the six-month period ended August 31, 2007. Lipper is an independent monitor of mutual fund performance. The Fund's Class A shares generated a 30-day SEC tax-free yield of 5.54%, based on the maximum income tax rate of 35%. At the end of the period, the Fund had 38 issues in 21 states, and the average credit quality of the portfolio was BB.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment backdrop like during the six months?

A: The period can be divided into two distinct parts. For the first five months, high-yield municipal securities posted solid gains against a backdrop of relatively strong economic growth and relatively low interest rates. Investor demand was robust, as new types of investors, such as hedge funds, sought the higher tax-advantaged yields that below-investment-grade municipal bonds can provide. In August it became apparent that the subprime mortgage problem that had overshadowed the financial markets for several months was worse than originally thought. (Subprime mortgages are loans to less

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     creditworthy buyers.) As some home owners defaulted on their mortgages, the lower-quality securities that were backed by those mortgages sold off, and investors lost confidence in the riskiest assets, which had been market leaders for more than a year.

     The volatility from subprime mortgage issues affected most of the fixed-income markets. Bond yields rose dramatically, and prices declined in a way that we had not seen in several years. In some cases bond yields rose 80 to 120 basis points. (A basis point equals 0.01%.) The fixed-income market was in disarray for about three weeks, before it began to firm up and become more orderly. At the end of the period, the high-yield municipal bond market had been re-priced to levels that appeared appropriate for risky and non-rated assets.

Q:   How did you manage the Fund in this environment?

A: We had no exposure to subprime mortgages during the period; however, the subprime mortgage problem affected virtually all fixed-income assets. While some of our positions lost value, we viewed the market volatility as an opportunity and positioned the Fund to deliver what we believe will be a strong total return in the future. As yields rose and prices declined, we sought to add yield and raise the credit quality of the portfolio. We traded some of the portfolio's non-rated credits for BBB-rated tobacco bonds, which we purchased at deep discounts and which we believe should benefit from capital appreciation. (Tobacco bonds are backed by tobacco companies' payments to states as part of the Master Settlement Agreement in which states agreed to drop their lawsuits against tobacco companies in return for a series of payments.)

     We kept the portfolio diversified among a variety of economic sectors. Some of the best yields were in the health care area, which was the biggest position in the portfolio. Health care is a large and growing part of the economy and encompasses several areas, such as hospitals, nursing homes and continuing care retirement communities, among others. The education, housing, transportation and water and sewer sectors were also represented in the portfolio. In selecting securities, we favored revenue bonds whose interest and principal are paid from the revenues derived from the particular asset the bond was issued to finance. Because longer-term yields were higher than shorter-term yields, we emphasized

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/07                              (continued)
--------------------------------------------------------------------------------

     bonds with relatively long maturities. About 27% of the portfolio's securities had maturities in the six to ten-year range, and about 57% had maturities of more than 10 years at the end of the fiscal period.

Q:   What influenced the Fund's performance?

A: The impact of the subprime mortgage problem on the municipal bond market was unusual and broad. As investors grew concerned about a credit crunch, they traded out of lower quality high-yielding assets into high quality assets, such as Treasury securities. Because investors sought quality above everything else, demand for high-yielding municipal bonds, like the ones held by the portfolio, declined, and their prices went down. Even though the yields on the securities rose, the price erosion had a negative effect on the Fund's total return.

Q:   What is your outlook for the next six months?

A: We are positive in our assessment for the high-yield municipal bond market over the next several months. As investors seek higher tax-advantaged yields, we expect demand for high-yield, lower-rated bonds to rise. During the recent market volatility, we restructured the portfolio, which we believe is poised to deliver a relatively high total return over the next several months.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The Fund may invest in securities of issuers that are in default or that are in bankruptcy.

A portion of the income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer. By investing primarily in municipal securities, the portfolio is more susceptible to adverse economic, political or regulatory developments than is a portfolio that invests more broadly. Investments in the Fund are subject to possible loss due to financial failure of underlying securities and their inability to meet their debt obligations.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/07
--------------------------------------------------------------------------------

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINT MATERIAL]

AAA              0.6%
AA               0.6%
BBB             19.8%
BB & Lower      79.0%

Maturity Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINT MATERIAL]

0-1 Years        1.7%
1-3 Years        6.2%
3-6 Years        8.2%
6-8 Years       26.2%
8-10 Years       1.1%
10+ Years       56.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

 1.  Willacy County Texas Local Government, 6.88%, 9/1/28                   7.70%
 2.  James City County VA Economic Development Authority
     Residential Care Facility, 5.4%, 7/1/27                                6.35
 3.  Michigan Public Educational Facilities Authority Revenue,
     5.88%, 6/1/37                                                          5.99
 4.  Tobacco Settlement Financing Corp., 5.0%, 6/1/47                       5.27
 5.  Golden State Tobacco Security Corp., California, 5.75%, 6/1/47         5.08
 6.  Non-Profit Preferred Funding Various States, Floating Rate
     Note, 9/15/37                                                          4.92
 7.  Michigan Tobacco Settlement Financing, 6.0%, 6/1/48                    4.81
 8.  Otero County New Mexico Jail Project Revenue, 6.0%, 4/1/28             4.77
 9.  Atoka County Oklahoma Healthcare, 6.63%, 10/1/37                       4.37
10.  Tobacco Settlement Financing Corp., 5.0%, 6/1/41                       4.33

* This list excludes temporary cash and derivative instruments. Fund holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class             8/31/07        10/17/06
 -----             -------        --------
   A                $9.72          $10.00
   C                $9.71          $10.00
   Y                $9.69          $10.00

Distributions Per Share
--------------------------------------------------------------------------------

                                   10/17/06 - 8/31/07
                                   ------------------
                     Net
                 Investment             Short-Term              Long-Term
 Class             Income             Capital Gains           Capital Gains
 -----           ----------           -------------           -------------
   A              $0.4343                $  -                     $  -
   C              $0.3548                $  -                     $  -
   Y              $0.4316                $  -                     $  -

--------------------------------------------------------------------------------
INDEX DEFINITION
--------------------------------------------------------------------------------

The Lehman Brothers High Yield Municipal Bond Index measures the performance of the high-yield municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the "Value of $10,000 Investment" charts shown on pages 10-12.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer High Income Municipal Fund at public offering price, compared to that of the Lehman Brothers High Yield Municipal Bond Index.

---------------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2007)
                                          Net        Public
                                         Asset      Offering
Period                                   Value     Price (POP)
Life-of-Class
(10/17/06)                               1.45%      -3.10%
---------------------------------------------------------------
Expense Ratio*
(Per prospectus dated October 13, 2006)
                                         Gross       Net
                                         1.25%      0.90%
---------------------------------------------------------------

*    Some expenses are based on estimated amounts for the current fiscal year.

[THE DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINT MATETRIAL]

                            Pioneer            Lehman Brothers
                          High Income       High Yield Municipal
                        Municipal Fund            Bond Index
10/06                       $9,550                  $10,000
8/07                         9,662                    9,733


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Income Municipal Fund, compared to that of the Lehman Brothers High Yield Municipal Bond Index.

-----------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2007)
                                          If           If
Period                                   Held       Redeemed
 Life-of-Class
 (10/17/06)                              0.56%       -0.41%
-----------------------------------------------------------
Expense Ratio*
(Per prospectus dated October 13, 2006)
                                         Gross        Net
                                         2.15%       1.80%
-----------------------------------------------------------

*    Some expenses are based on estimated amounts for the current fiscal year.

[THE DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINT MATETRIAL]

                            Pioneer            Lehman Brothers
                          High Income       High Yield Municipal
                        Municipal Fund            Bond Index
10/06                       $10,000                 $10,000
8/07                          9,929                   9,733

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through 1/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Income Municipal Fund, compared to that of the Lehman Brothers High Yield Municipal Bond Index.

-----------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2007)
                                          If          If
Period                                   Held      Redeemed
Life-of-Class
(10/17/06)                               1.12%       1.12%
-----------------------------------------------------------
Expense Ratio*
(Per prospectus dated October 13, 2006)
                                         Gross        Net
                                         0.65%       0.65%
-----------------------------------------------------------

*    Some expenses are based on estimated amounts for the current fiscal year.

[THE DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINT MATETRIAL]

                            Pioneer            Lehman Brothers
                          High Income       High Yield Municipal
                        Municipal Fund            Bond Index
10/06                       $10,000                 $10,000
8/07                         10,081                   9,733

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Income Municipal Fund

Based on actual returns from March 1, 2007 through August 31, 2007.

Share Class                          A                  C                  Y
-------------------------------------------------------------------------------
Beginning Account Value         $1,000.00          $1,000.00          $1,000.00
On 3/1/07

Ending Account Value            $  975.01          $  970.66          $  971.84
On 8/31/07

Expenses Paid                   $    4.48          $    8.94          $    6.11
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80% and 1.23% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the half year period).

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Income Municipal Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from March 1, 2007 through August 31, 2007.

Share Class                         A                  C                   Y
--------------------------------------------------------------------------------
Beginning Account Value         $1,000.00          $1,000.00           $1,000.00
On 3/1/07



Expenses Paid                   $    4.58          $    9.15
On 8/31/07

Expenses Paid                   $    4.58          $    9.15           $    6.26
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80% and 1.23% for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the half year period).

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07
--------------------------------------------------------------------------------

              Floating         S&P/Moody's
  Principal   Rate (c)         Ratings
     Amount   (unaudited)      (unaudited)                                                 Value
                                             COLLATERALIZED DEBT OBLIGATION - 4.7%
                                             No State - 4.7%
$ 1,175,000     12.50          NR/NR         Non-Profit Preferred Funding, Various
                                             States, Floating Rate Note, 9/15/37      $ 1,128,153
                                                                                      -----------
                                                                                      $ 1,128,153
                                                                                      -----------
                                             TOTAL COLLATERALIZED DEBT
                                             OBLIGATIONS
                                             (Cost $1,172,200)                        $ 1,128,153
                                                                                      -----------
                                             MUNICIPAL BONDS - 90.3%
                                             Arizona - 0.6%
    140,000      5.01          NR/Aaa        Downtown Phoenix Hotel Corp., Floating
                                             Rate Note, 7/1/40                        $   144,092
                                                                                      -----------
                                                                                      $   144,092
                                                                                      -----------
                                             California - 5.9%
    150,000                    BBB/Baa3      Golden State Tobacco Security Corp.,
                                             California, 5.125%, 6/1/47               $   132,650
  1,200,000                    BBB/Baa3      Golden State Tobacco Security Corp.,
                                             California, 5.75%, 6/1/47                  1,165,236
    130,000                    B-/NR         Valley Health Systems CA Certificates
                                             of Participation, 6.875%, 5/15/23            130,043
                                                                                      -----------
                                                                                      $ 1,427,929
                                                                                      -----------
                                             Colorado - 4.1%
  1,000,000                    NR/NR         Madre Metropolitan District No. 2
                                             Colorado, 5.5%, 12/1/36                  $   862,760
    130,000                    CCC/B3        Northwest Parkway Public Highway
                                             Authority Co., 7.125%, 6/15/41               136,497
                                                                                      -----------
                                                                                      $   999,257
                                                                                      -----------
                                             Florida - 2.0%
    475,000                    NR/NR         Madison County Florida Revenue,
                                             6.0%, 7/1/25                             $   479,589
                                                                                      -----------
                                                                                      $   479,589
                                                                                      -----------
                                             Illinois - 3.1%
    755,000                    NR/B2         Illinois Health Facilities Authority
                                             Revenue, 6.7%, 3/1/14                    $   753,037
                                                                                      -----------
                                                                                      $   753,037
                                                                                      -----------
                                             Louisiana - 2.3%
    560,000                    NR/NR         Louisiana Public Facilities Authority
                                             Revenue, 6.25%, 10/1/11                  $   561,859
                                                                                      -----------
                                                                                      $   561,859
                                                                                      -----------


The accompanying notes are an integral part of these financial statements.   15

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                      (continued)
--------------------------------------------------------------------------------

            Floating      S&P/Moody's
Principal   Rate (c)      Ratings
   Amount  (unaudited)    (unaudited)                                                     Value
                                           Massachusetts - 0.6%
$ 140,000     5.66           NR/Aa3        Massachusetts State Housing,
                                           Floating Rate Note, 12/1/45 (144A)       $   141,903
                                                                                    -----------
                                                                                    $   141,903
                                                                                    -----------
                                           Michigan - 10.9%
  160,000                    NR/NR         Doctor Charles Drew Academy,
                                           5.7%, 11/1/36                            $   152,021
1,450,000                    NR/NR         Michigan Public Educational Facilities
                                           Authority Revenue, 5.875%, 6/1/37          1,375,282
1,100,000                    BBB/NR        Michigan Tobacco Settlement
                                           Financing, 6.0%, 6/1/48                    1,103,905
                                                                                    -----------
                                                                                    $ 2,631,208
                                                                                    -----------
                                           Missouri - 4.2%
  150,000                    NR/NR         Kansas City Industrial Development
                                           Authority, 5.875%, 1/1/37 (144A)         $   141,888
  860,000                    NR/CAA2       St. Louis MO Industrial Development
                                           Revenue, 7.25%, 12/15/35                     865,435
                                                                                    -----------
                                                                                    $ 1,007,323
                                                                                    -----------
                                           Montana - 0.6%
  215,000                    NR/NR         Hardin Montana Tax Increment,
                                           0.0%, 9/1/31                             $   138,791
                                                                                    -----------
                                                                                    $   138,791
                                                                                    -----------
                                           New Jersey - 10.8%
1,000,000                    NR/NR         New Jersey Economic Development
                                           Authority, 5.25%, 11/15/36               $   911,190
  230,000                    NR/NR         New Jersey Economic Development
                                           Authority, 5.875%, 1/1/37                    224,761
  500,000                    BB/Ba2        New Jersey Health Care Facilities,
                                           5.125%, 7/1/14                               476,800
1,150,000                    BBB/Baa3      Tobacco Settlement Financing Corp.,
                                           5.0%, 6/1/41                                 994,635
                                                                                    -----------
                                                                                    $ 2,607,386
                                                                                    -----------
                                           New Mexico - 4.5%
1,150,000                    NR/NR         Otero County New Mexico Jail Project
                                           Revenue, 6.0%, 4/1/28                    $ 1,095,180
                                                                                    -----------
                                                                                    $ 1,095,180
                                                                                    -----------

16   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Municipal Fund
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

              Floating       S&P/Moody's
Principal     Rate (c)       Ratings
   Amount    (unaudited)    (unaudited)                                                     Value
                                           Nevada - 2.8%
$ 250,000                    B/NR          Clark County Industrial Development
                                           Revenue, 5.5%, 10/1/30                     $   237,255
  430,000                    NR/NR         Director State NV Department
                                           Business, 7.375%, 1/1/40                       432,176
                                                                                      -----------
                                                                                      $   669,431
                                                                                      -----------
                                           New York - 0.6%
  135,000                    CCC+/CAA1     New York City, NY, Industrial,
                                           6.9%, 8/1/24                               $   134,984
                                                                                      -----------
                                                                                      $   134,984
                                                                                      -----------
                                           Ohio - 0.4%
  100,000                    B/NR          Belmont County Ohio Health Systems,
                                           5.7%, 1/1/13                               $    97,044
                                                                                      -----------
                                                                                      $    97,044
                                                                                      -----------
                                           Oklahoma - 4.7%
1,000,000                    NR/NR         Atoka County Oklahoma Healthcare,
                                           6.625%, 10/1/37                            $ 1,002,480
  125,000                    BB/NR         Jackson County Oklahoma Memorail
                                           Hospital, 7.3%, 8/1/15                         125,609
                                                                                      -----------
                                                                                      $ 1,128,089
                                                                                      -----------
                                           Pennsylvania - 1.6%
  135,000                    B/NR          Columbia County Pennsylvania
                                           Hospital, 5.85%, 6/1/24                    $   120,469
  350,000                    NR/NR         Delaware County Pennsylvania
                                           Industrial Development,
                                           9.0%, 8/1/31                                   271,905
                                                                                      -----------
                                                                                      $   392,374
                                                                                      -----------
                                           Texas - 13.2%
  150,000                    NR/NR         Gulf Coast Waste Disposal Authority,
                                           Texas Revenue, 7.0%, 12/1/36               $   155,576
  635,000                    NR/NR         Maverick County Texas Public Facilities,
                                           6.25%, 2/1/24                                  620,954
  520,000                    NR/NR         Maverick County Texas Public Facilities,
                                           6.375%, 2/1/29                                 508,394
  135,000                    NR/NR         Willacy County Texas Local
                                           Government, 6.0%, 3/1/09                       137,622
1,750,000                    NR/NR         Willacy County Texas Local
                                           Government, 6.875%, 9/1/28                   1,766,380
                                                                                      -----------
                                                                                      $ 3,188,926
                                                                                      -----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                    (continued)
--------------------------------------------------------------------------------

             Floating          S&P/Moody's
 Principal   Rate (c)          Ratings
    Amount   (unaudited)       (unaudited)                                                Value
                                             Virginia - 11.0%
$1,590,000                     NR/NR         James City County VA Economic
                                             Development Authority Residential
                                             Care Facility, 5.4%, 7/1/27            $ 1,457,680
 1,400,000                     BBB/Baa3      Tobacco Settlement Financing Corp.,
                                             5.0%, 6/1/47                             1,209,371
                                                                                    -----------
                                                                                    $ 2,667,051
                                                                                    -----------
                                             Washington - 4.0%
 1,000,000                     AAA/AAA       Washington State Housing Finance,
                                             5.625%, 1/1/38                         $   957,210
                                                                                    -----------
                                                                                    $   957,210
                                                                                    -----------
                                             Wisconsin - 2.4%
   600,000                     NR/NR         Aztalan Wisconsin Exempt Facilities
                                             Revenue, 7.5%, 5/1/18                  $   587,538
                                                                                    -----------
                                                                                    $   587,538
                                                                                    -----------
                                             TOTAL MUNICIPAL BONDS
                                             (Cost $22,126,117)                     $21,810,201
                                                                                    -----------
    Shares
                                             TAX EXEMPT MONEY MARKET MUTUAL FUND - 0.0%
     7,719      3.78                         Blackrock Liquidity Funds MuniFund
                                             Portfolio                              $     7,719
                                                                                    -----------
                                             TOTAL TAX EXEMPT MONEY MARKET
                                             MUTUAL FUND
                                             (Cost $7,719)                          $     7,719
                                                                                    -----------
                                             TOTAL INVESTMENT IN SECURITIES - 95.0%
                                             (Cost $23,306,036) (a)(b)              $22,946,073
                                                                                    -----------
                                             OTHER ASSETS AND LIABILITIES - 5.0%    $ 1,214,962
                                                                                    -----------
                                             TOTAL NET ASSETS - 100.0%              $24,161,035
                                                                                    ===========

(a) The concentration of investments by type of obligation/market sector is as follows:

     Insured                                                                                0.6%
     Revenue Bonds:
      Health Revenue                                                                       30.9
      Special Revenue                                                                       4.3
        Various Revenues                                                                   57.7
        Transportation Revenue                                                              0.6
        Water & Sewer                                                                       3.6
        Housing                                                                             1.6
        Education Revenue                                                                   0.7
                                                                                          -----
                                                                                          100.0%
                                                                                          =====


18   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(b) At August 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $23,329,413 was as follows:

      Aggregate gross unrealized gain for all investments in which there
      is an excess of value over tax cost                                            $  207,943
      Aggregate gross unrealized loss for all investments in which there
      is an excess of tax cost over value                                              (591,283)
                                                                                     ----------
      Net unrealized loss                                                            $ (383,340)
                                                                                     ==========

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

NR   Not rated by either S&P or Moody's.

Purchases and sales of securities (excluding temporary cash investments) for the period ended August 31, 2007 aggregated $37,612,208 and $13,690,196, respectively.


The accompanying notes are an integral part of these financial statements.   19

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $23,306,036)                       $22,946,073
  Cash                                                                   30,905
  Receivables -
    Investment securities sold                                        2,377,372
    Fund shares sold                                                    525,350
    Interest                                                            370,777
    Due from Pioneer Investment Management, Inc.                          8,028
  Other                                                                  28,058
                                                                    -----------
     Total assets                                                   $26,286,563
                                                                    -----------
LIABILITIES:
  Payables -
    Investment securities purchased                                 $ 1,964,510
    Fund shares repurchased                                              24,312
    Dividends                                                            83,862
  Due to affiliates                                                         558
  Accrued expenses                                                       52,286
                                                                    -----------
     Total liabilities                                              $ 2,125,528
                                                                    -----------
NET ASSETS:
  Paid-in capital                                                   $25,122,587
  Undistributed net investment income                                    24,440
  Accumulated net realized loss on investments                         (626,029)
  Net unrealized loss on investments                                   (359,963)
                                                                    -----------
     Total net assets                                               $24,161,035
                                                                    ===========
NET ASSET VALUE PER SHARE:
(No Par value, Unlimited number of shares authorized)
  Class A (based on $16,636,807/1,710,980 shares)                   $      9.72
                                                                    ===========
  Class C (based on $6,444,721/663,549 shares)                      $      9.71
                                                                    ===========
  Class Y (based on $1,079,507/111,454 shares)                      $      9.69
                                                                    ===========
MAXIMUM OFFERING PRICE:
  Class A ($9.72 [divided by] 95.5%)                                $     10.18
                                                                    ===========


20   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Period from 10/17/06 (Commencement of Operations) to 8/31/07

INVESTMENT INCOME:
  Interest                                                                $  559,584
                                                                          ----------
EXPENSES:
  Management fees                                           $45,234
  Transfer agent fees and expenses
    Class A                                                     799
    Class C                                                     590
    Class Y                                                      35
  Distribution fees
    Class A                                                  14,462
    Class C                                                  22,792
  Administrative reimbursements                               2,036
  Custodian fees                                             10,005
  Registration fees                                          10,260
  Professional fees                                          51,622
  Printing expense                                           14,124
  Fees and expenses of nonaffiliated trustees                 7,254
  Miscellaneous                                               6,518
                                                            -------
     Total expenses                                                       $  185,731
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                           (80,613)
                                                                          ----------
     Net expenses                                                         $  105,118
                                                                          ----------
       Net investment income                                              $  454,466
                                                                          ----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                        $ (625,733)
                                                                          ----------
  Change in net unrealized loss on investments                            $ (359,963)
                                                                          ----------
    Net loss on investments                                               $ (985,696)
                                                                          ----------
    Net decrease in net assets resulting from operations                  $ (531,230)
                                                                          ==========


The accompanying notes are an integral part of these financial statements.   21

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Period from 10/17/06 (Commencement of Operations) to 8/31/07

                                                                    10/17/06 to
                                                                      8/31/07
FROM OPERATIONS:
Net investment income                                              $   454,466
Net realized loss on investments                                      (625,733)
Change in net unrealized loss on investments                          (359,963)
                                                                   -----------
    Net decrease in net assets resulting from operations           $  (531,230)
                                                                   -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.43 per share)                                      $  (295,762)
    Class C ($0.35 per share)                                          (93,993)
    Class Y ($0.43 per share)                                          (43,821)
                                                                   -----------
     Total distributions to shareowners                            $  (433,576)
                                                                   -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $22,715,434
Reinvestment of distributions                                           46,713
Cost of shares repurchased                                            (636,306)
                                                                   -----------
    Net increase in net assets resulting from
     Fund share transactions                                       $22,125,841
                                                                   -----------
    Net increase in net assets                                     $21,161,035
NET ASSETS:
Beginning of period (initial capitalization - 300,000 shares)        3,000,000
                                                                   -----------
End of period                                                      $24,161,035
                                                                   ===========
Undistributed net investment income                                $    24,440
                                                                   ===========


22   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    '07 Shares        '07 Amount
CLASS A*
Shares sold                                          1,665,425       $16,880,297
Reinvestment of distributions                            3,627            36,350
Less shares repurchased                                (58,072)         (581,249)
                                                     ---------       -----------
    Net increase                                     1,610,980       $16,335,398
                                                     =========       ===========
CLASS C*
Shares sold                                            568,175       $ 5,720,137
Reinvestment of distributions                              970             9,698
Less shares repurchased                                 (5,596)          (55,057)
                                                     ---------       -----------
    Net increase                                       563,549       $ 5,674,778
                                                     =========       ===========
CLASS Y*
Shares sold                                             11,386       $   115,000
Reinvestment of distributions                               68               665
                                                     ---------       -----------
    Net increase                                        11,454       $   115,665
                                                     =========       ===========

*    Class A, C and Y shares were first publicly offered on October 17, 2006.


The accompanying notes are an integral part of these financial statements.   23

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 10/17/06 (a)
                                                                (Commencement
                                                                of Operations)
                                                                  to 8/31/07
CLASS A
Net asset value, beginning of period                                $ 10.00
                                                                    -------
Increase from investment operations:
  Net investment income                                             $  0.44
  Net realized and unrealized loss on investments                     (0.29)
                                                                    -------
   Net increase in net assets from investment operations            $  0.15
Distributions to shareowners:
  Net investment income                                               (0.43)
                                                                    -------
Net decrease in net asset value                                     $ (0.28)
                                                                    -------
Net asset value, end of period                                      $  9.72
                                                                    =======
Total return*                                                          1.45%***
Ratio of net expenses to average net assets                            0.90%**
Ratio of net investment income to average net assets                   5.31%**
Portfolio turnover rate                                                 130%***
Net assets, end of period (in thousands)                            $16,637
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                         1.77%**
  Net investment income                                                4.44%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         0.90%**
  Net investment income                                                5.31%**

(a)  Class A shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account
**   Annualized.
***  Not Annualized.


24   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  10/17/06 (a)
                                                                  (Commencement
                                                                  of Operations
                                                                   to 8/31/07)
CLASS C
Net asset value, beginning of period                                 $10.00
                                                                     ------
Increase from investment operations:
  Net investment income                                              $ 0.36
  Net realized and unrealized loss on investments                     (0.30)
                                                                     ------
   Net increase in net assets from investment operations             $ 0.06
Distributions to shareowners:
  Net investment income                                               (0.35)
                                                                     ------
Net decrease in net asset value                                      $(0.29)
                                                                     ------
Net asset value, end of period                                       $ 9.71
                                                                     ======
Total return*                                                          0.56%***
Ratio of net expenses to average net assets                            1.80%**
Ratio of net investment income to average net assets                   4.35%**
Portfolio turnover rate                                                 130%***
Net assets, end of period (in thousands)                             $6,445
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                         2.72%**
  Net investment income                                                3.43%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         1.80%**
  Net investment income                                                4.35%**

(a)  Class C shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account
**   Annualized.
***  Not Annualized.


The accompanying notes are an integral part of these financial statements.   25

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  10/17/06 (a)
                                                                  (Commencement
                                                                  of Operations
                                                                   to 8/31/07)
CLASS Y
Net asset value, beginning of period                                  $10.00
                                                                      ------
Increase from investment operations:
  Net investment income                                               $ 0.42
  Net realized and unrealized loss on investments                      (0.30)
                                                                      ------
   Net increase in net assets from investment operations              $ 0.12
Distributions to shareowners:
  Net investment income                                                (0.43)
                                                                      ------
Net decrease in net asset value                                       $(0.31)
                                                                      ------
Net asset value, end of period                                        $ 9.69
                                                                      ======
Total return*                                                           1.12%***
Ratio of net expenses to average net assets                             1.23%**
Ratio of net investment income to average net assets                    4.70%**
Portfolio turnover rate                                                  130%***
Net assets, end of period (in thousands)                              $1,080
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                          2.11%**
  Net investment income                                                 3.82%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                          1.23%**
  Net investment income                                                 4.70%**

(a)  Class Y shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
***  Not Annualized.


26   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer High Income Municipal Fund (the Fund) is one of five portfolios comprising Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is non-diversified. The Fund commenced operations on October 17, 2006. The investment objective of the Fund is to maximize total return through a combination of income that is exempt from regular federal income tax and capital appreciation.

The Fund offers three classes of shares designated as Class A, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. More detailed descriptions of the Fund's principal risks are contained in the Fund's prospectuses. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which, are consistent with those policies generally accepted in the investment company industry:

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                                (continued)
--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available market quotations are valued at their fair values as determined by, or under the direction of the Board of Trustees. At August 31, 2007 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, exempt interest income, and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The Fund has elected to defer approximately $626,029 of capital losses recognized between November 1, 2006 and August 31, 2007 to its fiscal year ending August 31, 2008.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The Fund has reclassified $3,254 to decrease paid-in capital, $296 to increase accumulated net realized loss on investments and $3,550 to increase undistributed net investment income to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

    The tax character of distributions paid during the year ended August 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                   2007
--------------------------------------------------------------------------------
  Distributions paid from:
  Tax-exempt income                                                $433,538
  Ordinary income                                                        38
                                                                   --------
   Total                                                           $433,576
                                                                   ========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2007.

--------------------------------------------------------------------------------
                                                                       2007
--------------------------------------------------------------------------------
  Undistributed tax-exempt income                                 $ 131,679
  Current year dividend payable                                     (83,862)
  Current year post-october loss deferral                          (626,029)
  Unrealized depreciation                                          (383,340)
                                                                  ---------
   Total                                                          $(961,552)
                                                                  =========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax basis adjustments on partnerships and the tax treatment of premium and amortization.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $11,099 in underwriting commissions on the sale of Class A shares during the period ended August 31, 2007.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                              (continued)
--------------------------------------------------------------------------------

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see
     Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class C, and Class Y shares can bear different transfer agent and distribution fees.

2.   Management Agreement

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $500 million; 0.475% of the next $500 million; and 0.45% of the excess over $1 billion. For the year ended August 31, 2007, the net management fee was equivalent to 0.50% of average daily net assets.

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit expenses to 0.90% and 1.80% of the average daily net assets attributable to Class A shares and Class C shares, respectively. The Class A limitation is in effect through January 1, 2009 and the Class C limitation is in effect through January 1, 2008.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At August 31, 2007, $342 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $0 in transfer agent fees payable from PIMSS at August 31, 2007.

4.   Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in due to affiliates is $216 in distribution fees payable to PFD at August 31, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. There is no CDSC for Class Y shares. For the period ended August 31, 2007, no CDSCs were paid to PFD.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                              (continued)
--------------------------------------------------------------------------------

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the period ended August 31, 2007, the Fund's expenses were not reduced under such arrangements.

6.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Pioneer Series Trust V and
Shareholders of Pioneer High Income Municipal Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer High Income Municipal Fund (the Fund) (one of the portfolios constituting Pioneer Series Trust V) as of August 31, 2007, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from October 17, 2006 (Commencement of Operations) to August 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer High Income Municipal Fund at August 31, 2007, the results of its operations, the changes in its net assets, and the financial highlights for the period from October 17, 2006 (Commencement of Operations) to August 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                          /s/ Ernst & Young LLP

Boston, Massachusetts
October 12, 2007

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 82 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 34 of the 82 Pioneer Funds, Mr. West serves as Trustee of 33 of the 82 Pioneer Funds, and Mr. Bock serves as Trustee of 81 of the 82 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12 months ended June 30, is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on our web site and on the Securities and Exchange Commission's web site at http://www.sec.gov.

Pioneer High Income Municipal Fund
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           Position Held           Length of Service         Principal Occupation During      Other Directorships
Name and Age               With the Fund           and Term of Office        Past Five Years                  Held by this Trustee
John F. Cogan, Jr. (81)*   Chairman of the         Trustee since 2005.       Deputy Chairman and a Director   None
                           Board, Trustee and      Serves until a            of Pioneer Global Asset
                           President               successor trustee is      Management S.p.A. ("PGAM");
                                                   elected or earlier        Non-Executive Chairman and a
                                                   retirement or removal.    Director of Pioneer Investment
                                                                             Management USA Inc.
                                                                             ("PIM-USA"); Chairman and a
                                                                             Director of Pioneer; Chairman
                                                                             and Director of Pioneer
                                                                             Institutional Asset
                                                                             Management, Inc. (since 2006);
                                                                             Director of Pioneer
                                                                             Alternative Investment
                                                                             Management Limited (Dublin);
                                                                             President and a Director of
                                                                             Pioneer Alternative Investment
                                                                             Management (Bermuda) Limited
                                                                             and affiliated funds; Director
                                                                             of PIOGLOBAL Real Estate
                                                                             Investment Fund (Russia)
                                                                             (until June 2006); Director of
                                                                             Nano-C, Inc. (since 2003);
                                                                             Director of Cole Management
                                                                             Inc. (since 2004); Director of
                                                                             Fiduciary Counseling, Inc.;
                                                                             President and Director of
                                                                             Pioneer Funds Distributor,
                                                                             Inc. ("PFD") (until May 2006);
                                                                             President of all of the
                                                                             Pioneer Funds; and Of Counsel,
                                                                             Wilmer Cutler Pickering Hale
                                                                             and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*  Trustee and Executive   Trustee since March       Director, CEO and President of   None
                           Vice President          2007. Serves until a      Pioneer Investment Management
                                                   successor trustee is      USA Inc.; Pioneer Investment
                                                   elected or earlier        Management, Inc. and Pioneer
                                                   retirement or removal.    Institutional Asset
                                                                             Management, Inc. (since March
                                                                             2007); Executive Vice
                                                                             President of all of the
                                                                             Pioneer Funds (since March
                                                                             2007); Director of Pioneer
                                                                             Global Asset Management S.p.A.
                                                                             (since March 2007); Head of
                                                                             New Markets Division, Pioneer
                                                                             Global Asset Management S.p.A.
                                                                             (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer High Income Municipal Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                               Position Held   Length of Service        Principal Occupation During      Other Directorships
Name, Age and Address          With the Fund   and Term of Office       Past Five Years                  Held by this Trustee
David R. Bock (63)             Trustee         Trustee since 2005.      Executive Vice President and     Director of The Enterprise
3050 K Street NW,                              Serves until a           Chief Financial Officer,         Social Investment
Washington, DC 20007                           successor trustee is     I-trax, Inc. (publicly traded    Company (privately-held
                                               elected or earlier       health care services company)    affordable housing
                                               retirement or removal.   (2004 - present); Partner,       finance company); and
                                                                        Federal City Capital Advisors    Director of New York
                                                                        (boutique merchant bank) (1997   Mortgage Trust (publicly
                                                                        to 2004); and Executive Vice     traded mortgage REIT)
                                                                        President and Chief Financial
                                                                        Officer, Pedestal Inc.
                                                                        (internet-based mortgage
                                                                        trading company) (2000 - 2002)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)              Trustee         Trustee since 2005.      President, Bush International,   Director of Brady
3509 Woodbine Street                           Serves until a           LLC (international financial     Corporation (industrial
Chevy Chase, MD 20815                          successor trustee is     advisory firm)                   identification and
                                               elected or earlier                                        specialty coated material
                                               retirement or removal.                                    products manufacturer);
                                                                                                         Director of Briggs &
                                                                                                         Stratton Co. (engine
                                                                                                         manufacturer); Director of
                                                                                                         UAL Corporation (airline
                                                                                                         holding company); and
                                                                                                         Director of Mantech
                                                                                                         International Corporation
                                                                                                         (national security,
                                                                                                         defense, and intelligence
                                                                                                         technology firm)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)      Trustee         Trustee since 2005.     Founding Director,                None
1001 Sherbrooke Street West,                   Serves until a          Vice-President and Corporate
Montreal, Quebec, Canada                       successor trustee is    Secretary, The Winthrop Group,
H3A 1G5                                        elected or earlier      Inc. (consulting firm); and
                                               retirement or removal.  Desautels Faculty of
                                                                       Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------

Pioneer High Income Municipal Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               Position Held   Length of Service        Principal Occupation During      Other Directorships
Name, Age and Address          With the Fund   and Term of Office       Past Five Years                  Held by this Trustee
Thomas J. Perna (56)           Trustee         Trustee since 2006.      Private investor (2004 -         Director of Quadriserv
89 Robbins Avenue,                             Serves until a           present); and Senior Executive   Inc. (technology products
Berkeley Heights, NJ 07922                     successor trustee is     Vice President, The Bank of      for securities lending
                                               elected or earlier       New York (financial and          industry)
                                               retirement or removal.   securities services) (1986 -
                                                                        2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)       Trustee         Trustee since 2005.      President and Chief Executive    Director of New America
200 State Street, 12th Floor,                  Serves until a           Officer, Newbury, Piret &        High Income Fund, Inc.
Boston, MA 02109                               successor trustee is     Company, Inc. (investment        (closed-end investment
                                               elected or earlier       banking firm)                    company)
                                               retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)           Trustee         Trustee since 2005.      Senior Counsel, Sullivan &       Director, The Swiss
125 Broad Street,                              Serves until a           Cromwell (law firm)              Helvetia Fund, Inc.
New York, NY 10004                             successor trustee is                                      (closed-end investment
                                               elected or earlier                                        company)
                                               retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)             Trustee         Trustee since 2005.      President, John Winthrop &       None
One North Adgers Wharf,                        Serves until a           Co., Inc. (private investment
Charleston, SC 29401                           successor trustee is     firm)
                                               elected or earlier
                                               retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer High Income Municipal Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                             Position Held         Length of Service        Principal Occupation During       Other Directorships
Name and Age                 With the Fund         and Term of Office       Past Five Years                   Held by this Officer
Dorothy E. Bourassa (59)     Secretary             Since 2005. Serves at    Secretary of PIM-USA; Senior      None
                                                   the discretion of the    Vice President - Legal of
                                                   Board                    Pioneer; Secretary/Clerk of
                                                                            most of PIM-USA's
                                                                            subsidiaries; and Secretary of
                                                                            all of the Pioneer Funds since
                                                                            September 2003 (Assistant
                                                                            Secretary from November 2000
                                                                            to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)   Assistant Secretary   Since 2005. Serves at    Vice President and Senior         None
                                                   the discretion of the    Counsel of Pioneer since July
                                                   Board                    2002; Vice President and
                                                                            Senior Counsel of BISYS Fund
                                                                            Services, Inc. (April 2001 to
                                                                            June 2002); Senior Vice
                                                                            President and Deputy General
                                                                            Counsel of Funds Distributor,
                                                                            Inc. (July 2000 to April
                                                                            2001), and Assistant Secretary
                                                                            of all of the Pioneer Funds
                                                                            since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2005. Serves at    Vice President - Fund             None
                                                   the discretion of the    Accounting, Administration and
                                                   Board                    Controllership Services of
                                                                            Pioneer; and Treasurer of all
                                                                            of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)         Assistant Treasurer   Since 2005. Serves at    Deputy Treasurer of Pioneer       None
                                                   the discretion of the    since 2004; Treasurer and
                                                   Board                    Senior Vice President, CDC
                                                                            IXIS Asset Management Services
                                                                            from 2002 to 2003; and
                                                                            Assistant Treasurer of all of
                                                                            the Pioneer Funds since
                                                                            November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2005. Serves at    Assistant Vice President -        None
                                                   the discretion of the    Fund Accounting,
                                                   Board                    Administration and
                                                                            Controllership Services of
                                                                            Pioneer; and Assistant
                                                                            Treasurer of all of the
                                                                            Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Assistant Treasurer   Since 2005. Serves at    Fund Accounting Manager - Fund    None
                                                   the discretion of the    Accounting, Administration and
                                                   Board                    Controllership Services of
                                                                            Pioneer; and Assistant
                                                                            Treasurer of all of the
                                                                            Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer High Income Municipal Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             Position Held         Length of Service        Principal Occupation During         Other Directorships
Name and Age                 With the Fund         and Term of Office       Past Five Years                     Held by this Officer
Katherine Kim Sullivan (33)  Assistant Treasurer   Since 2005. Serves at    Fund Administration Manager -       None
                                                   the discretion of the    Fund Accounting,
                                                   Board                    Administration and
                                                                            Controllership Services since
                                                                            June 2003; Assistant Vice
                                                                            President - Mutual Fund
                                                                            Operations of State Street
                                                                            Corporation from June 2002 to
                                                                            June 2003 (formerly Deutsche
                                                                            Bank Asset Management); and
                                                                            Assistant Treasurer of all of
                                                                            the Pioneer Funds since
                                                                            September 2003
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance     Since January 2007.        Chief Compliance Officer of       None
                              Officer              Serves at the              Pioneer since December 2006
                                                   discretion of the Board    and of all the Pioneer Funds
                                                                              since January 2007; Vice
                                                                              President and Compliance
                                                                              Officer, MFS Investment
                                                                              Management (August 2005 to
                                                                              December 2006); Consultant,
                                                                              Fidelity Investments (February
                                                                              2005 to July 2005);
                                                                              Independent Consultant (July
                                                                              1997 to February 2005)
------------------------------------------------------------------------------------------------------------------------------------
*    Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                    OAK RIDGE
                                     ALL CAP
                                     GROWTH
                                      FUND

                                      ORACX
                                  Ticker Symbol

                                     Annual
                                     Report

                                     8/31/07

                                 [LOGO]PIONEER
                                       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            9
Prices and Distributions                                    10
Performance Update                                          11
Comparing Ongoing Fund Expenses                             14
Schedule of Investments                                     16
Financial Statements                                        21
Notes to Financial Statements                               27
Report of Independent Registered Public Accounting Firm     33
Trustees, Officers and Service Providers                    34

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides during the past year, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year, issues tied to poor underwriting practices in the subprime sector of the mortgage industry, and to problems with risk management by banks and hedge funds, have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

Even against this backdrop, the long-term performance of major asset classes remained positive. In the 12 months ending August 31, 2007, equity investors were generally rewarded as, despite a late-July decline, the Standard & Poor's 500 Index returned 15%, the Dow Jones Industrial Average returned 20%, and the NASDAQ Composite Index returned 19%. International developed and emerging markets equities performed well also, with the MSCI EAFE Developed Market Index returning 19% and the MSCI Emerging Markets Index returning 44% over the 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending August 31, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 7% for the same period, reflecting its higher coupon yield.

U.S. economic growth has slowed in the past year, but this was due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as it was to rising commodity prices and short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices and/or banks' unwillingness to lend pose a larger and more imminent threat to the economy.

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially exporters, has driven unemployment lower and supported growing consumption. Japanese economic growth also continues to make progress, and the country's deflationary problems are gradually receding. Economic growth in emerging market countries remains faster than in the developed world as they persist in "catching up," led by China, which continues its rise as a world economic power.

Letter

The U.S. Federal Reserve and the world's other central banks have pursued policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly." The central banks have responded to this past summer's liquidity squeeze in the inter-bank and commercial paper markets by acting as the "lenders of last resort" to limit the risk of problems spreading to the broader economy. Looking forward, the economic outlook and equity valuations appear generally positive, although the current environment is plagued by fears that subprime mortgage problems will result in a systemic liquidity/credit crunch. While falling risk tolerances may depress asset prices in the short term, valuations look reasonable if credit market problems do not spread to the broader economy.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/07
--------------------------------------------------------------------------------

In the following interview, Robert McVicker, Pioneer Oak Ridge All Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced performance during the period from the Fund's inception date of October 17, 2006 through August 31, 2007.

Q: How did the U.S. stock market perform during the reporting period, and how did this affect the performance of the Fund?

A: Stocks delivered strong overall returns during this interval, masking the fact that the period was made up of two distinct parts. In the first part - covering the span from the Fund's inception through the end of June 2007 - individual stock performance was largely driven by the surge in merger and acquisition activity led by private equity firms, which purchase public companies at a premium in order to take them private. This phenomenon led to strong performance not just for companies that were acquired, but also for those seen as being likely acquisition targets. Since private equity firms tend to focus on companies that are ripe for restructuring - rather than those with the strongest fundamentals - lower-quality companies generally outperformed during this period. Given that our investment style focuses on superior companies with rising market share, a history of consistent earnings growth, and reasonable valuations, most of the stocks held in the Fund's portfolio did not benefit from takeover speculation during this acquisition-fueled rally. Even so, Class A shares of the Fund slightly outperformed the Fund's benchmark, the Russell 3000 Growth Index, from the Fund's inception through the end of June 2007.

     The second part, beginning in mid-July, saw investors' focus beginning to turn to the U.S. housing market, the problems in the sub-prime mortgage area, and the downturn of the global credit markets. The resulting increase in investors' risk aversion made it more difficult and expensive for private equity firms to borrow money to finance leveraged buyouts. A notable outcome of this shift was the beginning of a period of greater investor interest in higher-quality growth companies such as those held in the Fund. This enabled the Fund to extend its lead in terms of relative performance during the summer months. During the full period, the Class A shares of the Fund returned 11.90%, outpacing the 10.48% return of the benchmark, the Russell 3000 Growth Index.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What factors helped and hurt performance during the reporting period?

A: The Fund's performance was helped by the strength of our stock selection in the information technology, consumer discretionary, and industrials sectors. The primary area of underperformance was materials.

     With respect to individual stocks, the top contributor was Seattle-based Aquantive, an internet marketing company that received a takeover bid from Microsoft in mid-May at a substantial premium. Its shares, which stood at $35.87 on May 17, closed at $63.79 the following day. Eventually, Aquantive was acquired by Microsoft a few months later. Making the second-largest contribution was Gamestop, a retailer that sells new and used video games and consoles. Gamestop has benefited as consumers have upgraded their games following the release of improved systems such as the PS3, Wii, and Xbox
     360. The company has executed its business plan very well, and we believe more upside is ahead. Precision Castparts also was a strong performer for the Fund. A manufacturer of highly engineered industrial parts, the company has benefited from strong demand for cost efficient new planes like the Boeing 787, new airplane orders from emerging markets like China, and the need for replacements in aging fleets. Rounding out the list of leading contributors was Dade Behring, a maker of diagnostic lab equipment that was acquired by Siemens at a 30% premium in the final month of the reporting period; and Apple Computer, which has enjoyed strong sales across all of its product lines. We discuss the latter in greater detail below.

     The Fund's worst performer was Caremark Rx, now known as CVS Caremark following its merger with CVS. We believed this merger failed to appropriately value Caremark given its long track record

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/07                            (continued)
--------------------------------------------------------------------------------

     of effective execution and strong market performance. Given our concerns regarding the earnings outlook for the combined company, we elected to sell the stock in January. The second-largest detractor was Palomar Medical Technologies, a developer of laser-based hair removal systems. Although we believe the company's longer-term earnings prospects from joint ventures with Gillette and Johnson & Johnson are attractive, we elected to sell the stock based on our concerns about the likely slowing of Palomar's sales and profits. Also in the health care sector, Genentech underperformed due to investor worries about increased competition for several of its drugs. However, due to Genentech's outstanding pipeline of new drugs and our expectation that its leading cancer drug, Avastin, will continue to drive strong earnings growth, we decided to maintain the Fund's position as of the end of the reporting period.

Q:   In what areas have you been finding opportunities?

A: The underperformance of higher-quality stocks throughout much of the past year afforded us the opportunity to purchase attractively-valued shares in the types of companies we favor. For instance, we added two technology companies - Adobe Systems and Apple - during pullbacks in the broader market. We believe Adobe will benefit from the introduction of the new Creative Suite 3 (CS3) product targeted to advertising firms. Adobe purchased the software company Macromedia in 2005, and CS3 is the first product release from the merged company. CS3 allows customers to create print and video media for the Internet and is Adobe's largest product launch ever. Apple, meanwhile, may be best known for its success in selling the iPod and iPhone, but it is also enjoying success selling its Mac computers. The Mac is especially popular with advertisers and design professionals, and we believe its sales will benefit further from the Adobe upgrade cycle. Since Apple has only a 4% to 5% market share in computers, even a small increase in this percentage would have a large impact on the company's earnings. We purchased Apple early in 2007, and the stock has already performed well for the Fund.

     We recently invested in Celgene, a biotechnology company with a very promising cancer drug called Revlimid. The drug has proven to be effective at fighting blood cancers, and there is evidence that it may work in treating solid tumors as well. We believe

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Revlimid has tremendous potential, which could result in rapid earnings growth for Celgene.

     IntercontinentalExchange, which operates an Internet-based global electronic marketplace for trading futures and commodities, is another new investment for the Fund. We initiated a position during the March correction in the broader market, giving us the opportunity to purchase shares at about a 20% discount from their previous highs. The company is a proven leader in the nascent over-the-counter (OTC) market for electronic trading of numerous commodities, including oil and natural gas. This market is expanding rapidly and we believe Intercontinental will be the main beneficiary among the exchanges.

Q:   What is your outlook for growth stocks?

A: We expect that the overall market environment will continue to be characterized by worries about how the disruptions in the housing and credit markets will affect consumer spending and the U.S. economy as a whole. While we also believe overall corporate earnings growth will continue to slow, we expect continued strength in corporate spending will allow the U.S. economy to avoid a recession. On balance, we are cautiously optimistic based on positive corporate earnings prospects, the reasonable valuation level of the broader market, and our outlook for Federal Reserve policy.

     In our view, these factors point to a backdrop of slowing top-line sales and decreasing profit margins. In this environment, companies that can consistently deliver strong earnings growth likely will be harder to find - and thus be awarded higher valuations. We therefore believe the stage is set for higher-quality growth companies that exhibit superior sales and earnings growth to outperform the overall market, which could be beneficial for the Fund.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/07                            (continued)
--------------------------------------------------------------------------------

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)
[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED
MATERIAL]

U.S. Common Stocks                              91.9%
Temporary Cash Investment                        4.8%
Depositary Receipts for International Stocks     3.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED
MATERIAL]

Information Technology                          28.2%
Health Care                                     20.4%
Industrials                                     16.7%
Consumer Discretionary                          13.5%
Financials                                       7.5%
Consumer Staples                                 6.6%
Energy                                           4.0%
Telecommunication Services                       1.7%
Materials                                        1.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)*

 1. Cisco Systems, Inc.                         3.73%
 2. Google, Inc.                                3.54
 3. Apple, Inc.                                 3.25
 4. Gamestop Corp.                              3.03
 5. Precision Castparts Corp.                   2.96
 6. Dade Behring Holdings, Inc.                 2.89
 7. Procter & Gamble Co.                        2.64
 8. General Electric Co.                        2.62
 9. Thermo Fisher Scientific, Inc.              2.55
10. Danaher Corp.                               2.44

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Class      8/31/07       10/17/06
-----      -------       --------
  A        $11.19         $10.00
  C        $11.11         $10.00
  Y        $11.19         $10.00

Distributions Per Share
--------------------------------------------------------------------------------

                    10/17/06 - 8/31/07
                    ------------------
             Net
         Investment     Short-Term       Long-Term
Class     Income       Capital Gains    Capital Gains
-----    ----------    -------------    -------------
 A          $ -            $ -               $ -
 C          $ -            $ -               $ -
 Y          $ -            $ -               $ -


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 3000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 11-13.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge All Cap Growth Fund at public offering price, compared to that of the Russell 3000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2007)

                                                 Net Asset       Public Offering
Period                                          Value (NAV)        Price (POP)
Life-of-Class
(10/17/06)                                        11.90%              5.47%
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated October 13, 2006)

                                                   Gross               Net
                                                   1.35%              1.25%

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                            Pioneer Oak Ridge     Russell 3000
                                           All Cap Growth Fund    Growth Index
10/06                                           $ 9,425            $10,000
 8/07                                           $10,507            $11,048

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Some expenses are based on estimated amounts for the current fiscal year.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge All Cap Growth Fund, compared to that of the Russell 3000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2007)

                                                    If                 If
Period                                             Held             Redeemed
Life-of-Class
(10/17/06)                                        11.10%             10.10%
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated October 13, 2006)

                                                   Gross               Net
                                                   2.25%              2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                            Pioneer Oak Ridge     Russell 3000
                                           All Cap Growth Fund    Growth Index
10/06                                           $10,000            $10,000
 8/07                                           $10,966            $11,048

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Some expenses are based on estimated amounts for the current fiscal year.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge All Cap Growth Fund, compared to that of the Russell 3000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2007)

                                                   If                 If
Period                                            Held              Redeemed
Life-of-Class
(10/17/06)                                        11.90%             11.90%
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated October 13, 2006)
                                                   Gross               Net
                                                   0.90%              0.90%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                            Pioneer Oak Ridge     Russell 3000
                                           All Cap Growth Fund    Growth Index
10/06                                           $10,000            $10,000
 8/07                                           $11,168            $11,048

Call 1-800-225-6292 or www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Some expenses are based on estimated amounts for the current fiscal year.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on actual returns from March 1, 2007 through August 31, 2007

Actual
Share Class              A            C            Y
--------------------------------------------------------------------------------
Beginning Account    $1,000.00    $1,000.00    $1,000.00
Value On 3/1/07
Ending Account       $1,085.35    $1,080.74    $1,088.52
Value On 8/31/07
Expenses Paid        $    6.57    $   11.28    $    6.58
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, and 1.25%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the half year period).

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from March 1, 2007 through August 31, 2007

Hypothetical
Share Class              A            C            Y
--------------------------------------------------------------------------------
Beginning Account    $1,000.00    $1,000.00    $1,000.00
Value On 3/1/07
Ending Account       $1,018.90    $1,014.37    $1,018.90
Value On 8/31/07
Expenses Paid        $    6.36    $   10.92    $    6.36
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 1.25%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the half year period).

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07
--------------------------------------------------------------------------------

Shares                                                                     Value
          COMMON STOCKS - 91.7%
          Energy - 3.6%
          Oil & Gas Exploration & Production - 3.6%
   975    Southwestern Energy Co.*                                    $   36,260
   710    XTO Energy, Inc.                                                38,596
                                                                      ----------
                                                                      $   74,856
                                                                      ----------
          Total Energy                                                $   74,856
                                                                      ----------
          Materials - 1.3%
          Specialty Chemicals - 1.3%
   655    Ecolab, Inc.                                                $   27,287
                                                                      ----------
          Total Materials                                             $   27,287
                                                                      ----------
          Capital Goods - 11.1%
          Aerospace & Defense - 4.7%
   425    Boeing Co.                                                  $   41,098
   430    Precision Castparts Corp.                                       56,033
                                                                      ----------
                                                                      $   97,131
                                                                      ----------
          Industrial Conglomerates - 2.4%
 1,275    General Electric Co.                                        $   49,559
                                                                      ----------
          Industrial Machinery - 4.0%
   595    Danaher Corp.                                               $   46,208
   915    Idex Corp.                                                      35,200
                                                                      ----------
                                                                      $   81,408
                                                                      ----------
          Total Capital Goods                                         $  228,098
                                                                      ----------
          Commercial Services & Supplies - 4.2%
          Environmental & Facilities Services - 4.2%
   910    Stericycle, Inc.*                                           $   45,409
 1,375    Waste Connections, Inc.*                                        41,828
                                                                      ----------
                                                                      $   87,237
                                                                      ----------
          Total Commercial Services & Supplies                        $   87,237
                                                                      ----------
          Consumer Services - 1.7%
          Hotels, Resorts & Cruise Lines - 1.7%
   805    Marriott International, Inc.                                $   35,758
                                                                      ----------
          Total Consumer Services                                     $   35,758
                                                                      ----------


16 The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
           Media - 2.8%
           Broadcasting & Cable TV - 1.4%
 1,130     Comcast Corp.*                                             $   29,482
                                                                      ----------
           Movies & Entertainment - 1.4%
 1,400     News Corp., Inc.                                           $   28,322
                                                                      ----------
           Total Media                                                $   57,804
                                                                      ----------
           Retailing - 7.8%
           Automotive Retail - 1.6%
   910     O'Reilly Automotive, Inc.*                                 $   32,341
                                                                      ----------
           Computer & Electronics Retail - 2.8%
 1,145     Gamestop Corp.*                                            $   57,410
                                                                      ----------
           General Merchandise Stores - 1.5%
   490     Target Corp.                                               $   32,306
                                                                      ----------
           Specialty Stores - 1.9%
 1,665     Staples, Inc.                                              $   39,544
                                                                      ----------
           Total Retailing                                            $  161,601
                                                                      ----------
           Food, Beverage & Tobacco - 2.0%
           Soft Drinks - 2.0%
   615     PepsiCo, Inc.                                              $   41,838
                                                                      ----------
           Total Food, Beverage & Tobacco                             $   41,838
                                                                      ----------
           Household & Personal Products - 4.1%
           Household Products - 4.1%
   750     Church & Dwight Co., Inc.                                  $   33,698
   765     Procter & Gamble Co.                                           49,962
                                                                      ----------
                                                                      $   83,660
                                                                      ----------
           Total Household & Personal Products                        $   83,660
                                                                      ----------
           Health Care Equipment & Services - 9.6%
           Health Care Distributors - 1.6%
   575     Henry Schein, Inc.*                                        $   33,459
                                                                      ----------
           Health Care Equipment - 4.5%
   725     Dade Behring Holdings, Inc.                                $   54,745
   490     Zimmer Holdings, Inc.*                                         38,382
                                                                      ----------
                                                                      $   93,127
                                                                      ----------


The accompanying notes are an integral part of these financial statements.   17

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                      (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
           Health Care Services - 1.6%
   660     American Healthways, Inc.*(b)                              $   32,868
                                                                      ----------
           Managed Health Care - 1.9%
   490     Wellpoint, Inc.*                                           $   39,489
                                                                      ----------
           Total Health Care Equipment & Services                     $  198,943
                                                                      ----------
           Pharmaceuticals & Biotechnology - 9.1%
           Biotechnology - 3.3%
   550     Celgene Corp.*                                             $   35,316
   430     Genentech, Inc.*                                               32,168
                                                                      ----------
                                                                      $   67,484
                                                                      ----------
           Life Sciences Tools & Services - 2.3%
   890     Thermo Fisher Scientific, Inc.*                            $   48,265
                                                                      ----------
           Pharmaceuticals - 3.5%
   750     Abbott Laboratories                                        $   38,933
   635     Novartis AG (A.D.R.)                                           33,433
                                                                      ----------
                                                                      $   72,366
                                                                      ----------
           Total Pharmaceuticals & Biotechnology                      $  188,115
                                                                      ----------
           Diversified Financials - 6.9%
           Asset Management & Custody Banks - 1.5%
   280     Affiliated Managers Group, Inc.*(b)                        $   31,710
                                                                      ----------
           Consumer Finance - 2.0%
   700     American Express Co.                                       $   41,034
                                                                      ----------
           Investment Banking & Brokerage - 1.6%
 1,615     Charles Schwab Corp.                                       $   31,977
                                                                      ----------
           Specialized Finance - 1.8%
   255     IntercontinentalExchange, Inc.*(b)                         $   37,197
                                                                      ----------
           Total Diversified Financials                               $  141,918
                                                                      ----------
           Software & Services - 13.3%
           Application Software - 5.0%
   930     Adobe Systems, Inc.*                                       $   39,758
   890     Amdocs, Ltd.*                                                  31,417
   975     Ansys, Inc.*                                                   32,302
                                                                      ----------
                                                                      $  103,477
                                                                      ----------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                    Value
           Internet Software & Services - 4.8%
   130     Google, Inc.*                                             $   66,983
   950     J2 Global Communications, Inc.*                               32,300
                                                                     ----------
                                                                     $   99,283
                                                                     ----------
           IT Consulting & Other Services - 1.7%
   480     Cognizant Tech Solutions Corp.*                           $   35,285
                                                                     ----------
           Systems Software - 1.8%
 1,290     Microsoft Corp.                                           $   37,062
                                                                     ----------
           Total Software & Services                                 $  275,107
                                                                     ----------
           Technology Hardware & Equipment - 9.4%
           Communications Equipment - 6.4%
 2,210     Cisco Systems, Inc.*                                      $   70,543
 1,070     Corning, Inc.*                                                25,006
   945     Qualcomm, Inc.                                                37,690
                                                                     ----------
                                                                     $  133,239
                                                                     ----------
           Computer Hardware - 3.0%
   445     Apple, Inc.*                                              $   61,624
                                                                     ----------
           Total Technology Hardware & Equipment                     $  194,863
                                                                     ----------
           Semiconductors - 3.2%
   815     Microchip Technology                                      $   31,394
   990     Texas Instruments, Inc.                                       33,898
                                                                     ----------
                                                                     $   65,292
                                                                     ----------
           Total Semiconductors                                      $   65,292
                                                                     ----------
           Telecommunication Services - 1.5%
           Wireless Telecommunication Services - 1.5%
 1,150     Metro PCS Communications, Inc.*                           $   31,384
                                                                     ----------
           Total Telecommunication Services                          $   31,384
                                                                     ----------
           TOTAL COMMON STOCKS
           (Cost $1,713,674)                                         $1,893,761
                                                                     ----------
           TEMPORARY CASH INVESTMENT - 4.7%
           Security Lending Collateral - 4.7%
96,176     Securities Lending Investment Fund, 5.33%                 $   96,176
                                                                     ----------
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost $96,176)                                            $   96,176
                                                                     ----------


The accompanying notes are an integral part of these financial statements.   19

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                      (continued)
--------------------------------------------------------------------------------

Shares                                                                                   Value
           TOTAL INVESTMENT IN SECURITIES - 96.4%
           (Cost $1,809,850) (a)                                                    $1,989,937
                                                                                    ----------
           OTHER ASSETS AND LIABILITIES - 3.6%                                      $   73,989
                                                                                    ----------
           TOTAL NET ASSETS - 100.0%                                                $2,063,926
                                                                                    ==========

*         Non-income producing security.

(A.D.R.)  American Depositary Receipt.


(a) At August 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $1,820,883 was as follows

            Aggregate gross unrealized gain for all investments in which there is
            an excess of value over tax cost                                          $198,416

            Aggregate gross unrealized loss for all investments in which there is
            can excess of tax cost over value                                          (29,362)
                                                                                      --------
             Net unrealized gain                                                      $169,054
                                                                                      ========

(b)       At August 31, 2007, the following securities were out on loan:

          Shares           Security                                                      Value
          267              Affiliated Managers Group, Inc.*                            $30,238
          609              American Healthways, Inc.*                                   30,328
          243              IntercontinentalExchange, Inc.*                              35,447
                                                                                       -------
                                                                                       $96,013
                                                                                       =======

Purchases and sales of securities (excluding temporary cash investments) for respectively.


20   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $96,013) (cost $1,809,850)                                        $1,989,937
  Cash                                                                   229,681
  Receivables -
    Investment securities sold                                             7,355
    Fund shares sold                                                       2,355
    Dividends                                                                625
    Due from Pioneer Investment Management, Inc.                           8,769
  Other                                                                   26,554
                                                                      ----------
     Total assets                                                     $2,265,276
                                                                      ----------
LIABILITIES:
  Payables -
    Investment securities purchased                                   $   57,799
    Upon return of securities loaned                                      96,176
  Due to affiliates                                                          512
  Accrued expenses                                                        46,863
                                                                      ----------
     Total liabilities                                                $  201,350
                                                                      ----------
NET ASSETS:
  Paid-in capital                                                     $1,894,872
  Accumulated net realized loss on investments                           (11,033)
  Net unrealized gain on investments                                     180,087
                                                                      ----------
     Total net assets                                                 $2,063,926
                                                                      ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,062,819/94,966 shares)                         $    11.19
                                                                      ==========
  Class C (based on $618,132/55,647 shares)                           $    11.11
                                                                      ==========
  Class Y (based on $382,975/34,220 shares)                           $    11.19
                                                                      ==========
MAXIMUM OFFERING PRICE:
  Class A ($11.19 [divided by] 94.25%)                                $    11.87
                                                                      ==========


The accompanying notes are an integral part of these financial statements.   21

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Period from 10/17/06 (Commencement of Operations) to 8/31/07

INVESTMENT INCOME:
  Dividends                                                $8,526
  Interest                                                  5,063
  Income from securities loaned, net                           20
                                                           ------
     Total investment income                                           $ 13,609
                                                                       --------
EXPENSES:
  Management fees                                          $9,953
  Transfer agent fees and expenses
    Class A                                                   986
    Class C                                                   364
    Class Y                                                   183
  Distribution fees
    Class A                                                   710
    Class C                                                 4,578
  Administrative reimbursements                               296
  Custodian fees                                           16,428
  Registration fees                                        11,604
  Professional fees                                        50,658
  Printing expense                                         13,911
  Fees and expenses of nonaffiliated trustees               6,516
  Miscellaneous                                             3,040
                                                           ------
     Total expenses                                                    $119,227
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                 (98,431)
                                                                       --------
     Net expenses                                                      $ 20,796
                                                                       --------
       Net investment loss                                             $ (7,187)
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                     $ (5,284)
                                                                       --------
  Change in net unrealized gain on investments:                        $180,087
                                                                       --------
  Net gain on investments                                              $174,803
                                                                       --------
  Net increase in net assets resulting from operations                 $167,616
                                                                       ========



22   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Period from 10/17/06 (Commencement of Operations) to 8/31/07

                                                                       10/17/06
                                                                          to
                                                                        8/31/07
FROM OPERATIONS:
Net investment loss                                                   $   (7,187)
Net realized loss on investments                                          (5,284)
Change in net unrealized gain on investments                             180,087
                                                                      ----------
    Net increase in net assets resulting from operations              $  167,616
                                                                      ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                      $1,129,905
Cost of shares repurchased                                              (233,595)
                                                                      ----------
    Net increase in net assets resulting from
     Fund share transactions                                          $  896,310
                                                                      ----------
    Net increase in net assets                                        $1,063,926
NET ASSETS:
Beginning of period (initial capitalization - 100,000 shares)          1,000,000
                                                                      ----------
End of period                                                         $2,063,926
                                                                      ==========
Accumulated net investment loss                                       $        -
                                                                      ==========

                                                          '07 Shares   '07 Amount
CLASS A*
Shares sold                                                  68,773     $734,945
Less shares repurchased                                      (7,140)     (77,562)
                                                             ------     --------
    Net increase                                             61,633     $657,383
                                                             ======     ========
CLASS C*
Shares sold                                                  36,449     $384,800
Less shares repurchased                                     (14,135)    (156,033)
                                                            -------     --------
    Net increase                                             22,314     $228,767
                                                             ======     ========
CLASS Y*
Shares sold                                                     887     $ 10,160
                                                            -------     --------
    Net increase                                                887     $ 10,160
                                                             ======     ========

* Class A, Class C, and Class Y shares were first publicly offered on October 17, 2006.


The accompanying notes are an integral part of these financial statements.   23

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  10/17/06 (a)
                                                                      to
                                                                    8/31/07
CLASS A
Net asset value, beginning of period                                 $10.00
                                                                     ------
Increase (decrease) from investment operations:
  Net investment loss                                                $(0.01)
  Net realized and unrealized gain on investments                      1.20
                                                                     ------
   Net increase in net assets from investment operations             $ 1.19
                                                                     ------
Net asset value, end of period                                       $11.19
                                                                     ======
Total return*                                                         11.90%(b)
Ratio of net expenses to average net assets+                           1.25%**
Ratio of net investment loss to average net assets+                   (0.22)%**
Portfolio turnover rate                                                  41%(b)
Net assets, end of period (in thousands)                             $1,063
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                         8.72%**
  Net investment loss                                                 (7.69)%**

(a) Class A shares were first publicly offered on October 17, 2006.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

24   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  10/17/06 (a)
                                                                       to
                                                                     8/31/07
CLASS C
Net asset value, beginning of period                                  $10.00
                                                                      ------
Increase (decrease) from investment operations:
  Net investment loss                                                 $(0.09)
  Net realized and unrealized gain on investments                       1.20
                                                                      ------
   Net increase in net assets from investment operations              $ 1.11
                                                                      ------
Net asset value, end of period                                        $11.11
                                                                      ======
Total return*                                                          11.10%(b)
Ratio of net expenses to average net assets+                            2.15%**
Ratio of net investment loss to average net assets+                    (1.13)%**
Portfolio turnover rate                                                   41%(b)
Net assets, end of period (in thousands)                              $  618
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                          9.61%**
  Net investment loss                                                  (8.59)%**

(a) Class C shares were first publicly offered on October 17, 2006.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   25

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                                10/17/06 (a)
                                                                   to
                                                                8/31/07
CLASS Y
Net asset value, beginning of period                            $  10.00
                                                                --------
Increase (decrease) from investment operations:
  Net investment loss                                           $  (0.02)
  Net realized and unrealized gain on investments                   1.21
                                                                --------
   Net increase in net assets from investment operations        $   1.19
                                                                --------
Net asset value, end of period                                  $  11.19
                                                                ========
Total return*                                                      11.90%(b)
Ratio of net expenses to average net assets+                        1.25%**
Ratio of net investment loss to average net assets+                (0.25)%**
Portfolio turnover rate                                               41%(b)
Net assets, end of period (in thousands)                        $    383
Ratios with no waiver of management fees and assumption
  of expenses by PIM
  Net expenses                                                      8.41%**
  Net investment loss                                              (7.41)%**

(a)  Class Y shares were first publicly offered on October 17, 2006.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

26 The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Oak Ridge All Cap Growth Fund (the Fund) is one of five portfolios comprising Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is capital appreciation.

The Fund offers three classes of shares - Class A, Class C and Class Y shares. Class A, Class C and Class Y shares were first publicly offered on October 17, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks are contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                              (continued)
--------------------------------------------------------------------------------

     trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At August 31, 2007, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The Fund has reclassified $7,187 to decrease accumulated net investment loss, $5,749 to decrease accumulated net realized loss on investments and $1,438 to decrease paid-in capital to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     There were no distributions paid during the period ended August 31, 2007.

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2007.

--------------------------------------------------------------------------------
                                                                          2007
--------------------------------------------------------------------------------
Unrealized appreciation                                                 $169,054
                                                                        --------
  Total                                                                 $169,054
                                                                        ========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $966 in underwriting commissions on the sale of Class A shares for the period ended August 31, 2007.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, and Class C shares of the Fund, respectively (see
     Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                              (continued)
--------------------------------------------------------------------------------

     Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class C, and Class Y shares bear different transfer agent and distribution fees.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

PIM, a wholly owned subsidiary of UniCredito Italino, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $500 million; and 0.70% on assets over $500 million. The management fees were equivalent to 0.75% of the average daily net assets for the period.

Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25% and 2.15% of the average daily net assets attributable to Class A and Class C shares, respectively. These expense limitations are in effect through

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

January 1, 2009 for Class A shares and through January 1, 2008 for Class C shares. There is no expense limitation in effect for Class Y shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On August 31, 2007, $41 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $447 in transfer agent fees payable to PIMSS at August 31, 2007.

4.   Distribution and Service Plan

The Fund adopted a Plan of Distribution for Class A and Class C shares (Class A Plan, and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in due to affiliates is $24 in distribution fees payable to PFD at August 31, 2007.

In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended August 31, 2007, no CDSCs were paid to PFD.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                              (continued)
--------------------------------------------------------------------------------

5.   Expense Offset Arrangements

The Fund has entered into an expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the period ended August 31, 2007, the Fund's expenses were not reduced under such arrangement.

6.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Pioneer Series Trust V and Shareholders of Pioneer Oak Ridge All Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Oak Ridge All Cap Growth Fund (the Fund) (one of the portfolios constituting Pioneer Series Trust V) as of August 31, 2007, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from October 17, 2006 (Commencement of Operations) to August 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Oak Ridge All Cap Growth Fund at August 31, 2007, the results of its operations, the changes in its net assets, and the financial highlights for the period from October 17 (Commencement of Operations) to August 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst + Young LLP

Boston, Massachusetts
October 12, 2007

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 82 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 34 of the 82 Pioneer Funds, Mr. West serves as Trustee of 33 of the 82 Pioneer Funds, and Mr. Bock serves as Trustee of 81 of the 82 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                            Position Held           Length of Service
Name and Age                With the Fund           and Term of Office
John F. Cogan, Jr. (81)*    Chairman of the         Trustee since 2005.
                            Board, Trustee and      Serves until a succes-
                            President               sor trustee is elected
                                                    or earlier retirement or
                                                    removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Trustee and Executive   Trustee since March
                            Vice President          2007. Serves until a
                                                    successor trustee is
                                                    elected or earlier
                                                    retirement or removal.
--------------------------------------------------------------------------------

                                                                                        Other Directorships
Name and Age                Principal Occupation During Past Five Years                 Held by this Trustee
John F. Cogan, Jr. (81)*    Deputy Chairman and a Director of Pioneer Global Asset      None
                            Management S.p.A. ("PGAM"); Non-Executive Chairman
                            and a Director of Pioneer Investment Management USA
                            Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                            Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer
                            Alternative Investment Management Limited (Dublin);
                            President and a Director of Pioneer Alternative Investment
                            Management (Bermuda) Limited and affiliated funds; Direc-
                            tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003);
                            Director of Cole Management Inc. (since 2004); Director of
                            Fiduciary Counseling, Inc.; President and Director of
                            Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                            President of all of the Pioneer Funds; and Of Counsel,
                            Wilmer Cutler Pickering Hale and Dorr LLP
-------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Director, CEO and President of Pioneer Investment           None
                            Management USA Inc.; Pioneer Investment Management,
                            Inc. and Pioneer Institutional Asset Management, Inc.
                            (since March 2007); Executive Vice President of all of the
                            Pioneer Funds (since March 2007); Director of Pioneer
                            Global Asset Management S.p.A. (since March 2007);
                            Head of New Markets Division, Pioneer Global Asset
                            Management S.p.A. (2000 - 2007)
-------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Position Held   Length of Service
Name, Age and Address       With the Fund   and Term of Office
David R. Bock (63)          Trustee         Trustee since 2005.
3050 K Street NW,                           Serves until a succes-
Washington, DC 20007                        sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)           Trustee         Trustee since 2005.
3509 Woodbine Street                        Serves until a succes-
Chevy Chase, MD 20815                       sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Trustee         Trustee since 2005.
1001 Sherbrooke Street                      Serves until a succes-
West, Montreal, Quebec,                     sor trustee is elected
Canada                                      or earlier retirement or
H3A 1G5                                     removal.
--------------------------------------------------------------------------------

                                                                                            Other Directorships
Name, Age and Address       Principal Occupation During Past Five Years                     Held by this Trustee
David R. Bock (63)          Executive Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
3050 K Street NW,           Inc. (publicly traded health care services company) (2004       Social Investment
Washington, DC 20007        - present); Partner, Federal City Capital Advisors (boutique    Company (privately-held
                            merchant bank) (1997 to 2004); and Executive Vice               affordable housing
                            President and Chief Financial Officer, Pedestal Inc.            finance company); and
                            (internet-based mortgage trading company) (2000 - 2002)         Director of New York
                                                                                            Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
-------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)           President, Bush International, LLC (international financial     Director of Brady Corpora-
3509 Woodbine Street        advisory firm)                                                  tion (industrial identifica-
Chevy Chase, MD 20815                                                                       tion and specialty coated
                                                                                            material products
                                                                                            manufacturer); Director of
                                                                                            Briggs & Stratton Co.
                                                                                            (engine manufacturer);
                                                                                            Director of UAL Corpora-
                                                                                            tion (airline holding
                                                                                            company); and Director of
                                                                                            Mantech International
                                                                                            Corporation (national
                                                                                            security, defense,
                                                                                            and intelligence tech-
                                                                                            nology firm)
-------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,      None
1001 Sherbrooke Street      The Winthrop Group, Inc. (consulting firm); and Desautels
West, Montreal, Quebec,     Faculty of Management, McGill University
Canada
H3A 1G5
-------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             Position Held   Length of Service
Name, Age and Address        With the Fund   and Term of Office
Thomas J. Perna (56)         Trustee         Trustee since 2006.
89 Robbins Avenue,                           Serves until a succes-
Berkeley Heights, NJ 07922                   sor trustee is elected
                                             or earlier retirement or
                                             removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (59)     Trustee         Trustee since 2005.
200 State Street, 12th                       Serves until a succes-
Floor, Boston, MA 02109                      sor trustee is elected
                                             or earlier retirement or
                                             removal.
--------------------------------------------------------------------------------
Stephen K. West (78)         Trustee         Trustee since 2005.
125 Broad Street,                            Serves until a succes-
New York, NY 10004                           sor trustee is elected
                                             or earlier retirement or
                                             removal.
--------------------------------------------------------------------------------
John Winthrop (71)           Trustee         Trustee since 2005.
One North Adgers Wharf,                      Serves until a succes-
Charleston, SC 29401                         sor trustee is elected
                                             or earlier retirement or
                                             removal.
--------------------------------------------------------------------------------

Pioneer Oak Ridge All Cap Growth Fund
                                                                                           Other Directorships
Name, Age and Address        Principal Occupation During Past Five Years                   Held by this Trustee
Thomas J. Perna (56)         Private investor (2004 - present); and Senior Executive       Director of Quadriserv
89 Robbins Avenue,           Vice President, The Bank of New York (financial and securi-   Inc. (technology products
Berkeley Heights, NJ 07922   ties services) (1986 - 2004)                                  for securities lending
                                                                                           industry)
-------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)     President and Chief Executive Officer, Newbury, Piret &       Director of New America
200 State Street, 12th       Company, Inc. (investment banking firm)                       High Income Fund, Inc.
Floor, Boston, MA 02109                                                                    (closed-end investment
                                                                                           company)
-------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)         Senior Counsel, Sullivan & Cromwell (law firm)                Director, The Swiss
125 Broad Street,                                                                          Helvetia Fund, Inc.
New York, NY 10004                                                                         (closed-end investment
                                                                                           company)
-------------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)           President, John Winthrop & Co., Inc. (private                 None
One North Adgers Wharf,      investment firm)
Charleston, SC 29401
-------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held         Length of Service
Name and Age                 With the Fund         and Term of Office
Dorothy E. Bourassa (59)     Secretary             Since 2005. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Christopher J. Kelley (42)   Assistant Secretary   Since 2005. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2005. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Mark E. Bradley (47)         Assistant Treasurer   Since 2005. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2005. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Gary Sullivan (49)           Assistant Treasurer   Since 2005. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------

                                                                                           Other Directorships
Name and Age                 Principal Occupation During Past Five Years                   Held by this Officer
Dorothy E. Bourassa (59)     Secretary of PIM-USA; Senior Vice President - Legal of        None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
-------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)   Vice President and Senior Counsel of Pioneer since July       None
                             2002; Vice President and Senior Counsel of BISYS Fund
                             Services, Inc. (April 2001 to June 2002); Senior Vice
                             President and Deputy General Counsel of Funds Distribu-
                             tor, Inc. (July 2000 to April 2001), and Assistant Secretary
                             of all of the Pioneer Funds since September 2003
-------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and          None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)         Deputy Treasurer of Pioneer since 2004; Treasurer and         None
                             Senior Vice President, CDC IXIS Asset Management
                             Services from 2002 to 2003; and Assistant Treasurer of
                             all of the Pioneer Funds since November 2004
-------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration    None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Fund Accounting Manager - Fund Accounting, Administra-        None
                             tion and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Pioneer Oak Ridge All Cap Growth Fund
                                                                                                                   Other
                                                                                                                   Directorships
                             Position Held        Length of Service      Principal Occupation                      Held by this
Name and Age                 With the Fund        and Term of Office     During Past Five Years                    Officer
Katherine Kim Sullivan (33)  Assistant Treasurer  Since 2005. Serves at  Fund Administration Manager - Fund        None
                                                  the discretion of the  Accounting, Administration and
                                                  Board                  Controllership Services since June 2003;
                                                                         Assistant Vice President - Mutual Fund
                                                                         Operations of State Street Corporation
                                                                         from June 2002 to June 2003 (formerly
                                                                         Deutsche Bank Asset Management); and
                                                                         Assistant Treasurer of all of the
                                                                         Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)       Chief Compliance     Since January 2007.    Chief Compliance Officer of Pioneer       None
                             Officer              Serves at the discre-  since December 2006 and of all the
                                                  tion of the Board      Pioneer Funds since January 2007; Vice
                                                                         President and Compliance Officer, MFS
                                                                         Investment Management (August 2005 to
                                                                         December 2006); Consultant, Fidelity
                                                                         Investments (February 2005 to July
                                                                         2005); Independent Consultant (July
                                                                         1997 to February 2005)

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

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40

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                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

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42

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                                                                              43

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44

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                    PIONEER
                             -----------------------
                                     SELECT
                                    RESEARCH
                                     GROWTH
                                      FUND
                                      SRSGX
                                  Ticker Symbol


                                     Annual
                                     Report

                                     8/31/07

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            8
Prices and Distributions                                     9
Performance Update                                          10
Comparing Ongoing Fund Expenses                             11
Schedule of Investments                                     13
Financial Statements                                        19
Notes to Financial Statements                               23
Report of Independent Registered Public Accounting Firm     28
Trustees, Officers and Service Providers                    29

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides during the past year, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year, issues tied to poor underwriting practices in the subprime sector of the mortgage industry, and to problems with risk management by banks and hedge funds, have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

Even against this backdrop, the long-term performance of major asset classes remained positive. In the 12 months ending August 31, 2007, equity investors were generally rewarded as, despite a late-July decline, the Standard & Poor's 500 Index returned 15%, the Dow Jones Industrial Average returned 20%, and the NASDAQ Composite Index returned 19%. International developed and emerging markets equities performed well also, with the MSCI EAFE Developed Market Index returning 19% and the MSCI Emerging Markets Index returning 44% over the 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending August 31, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 7% for the same period, reflecting its higher coupon yield.

U.S. economic growth has slowed in the past year, but this was due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as it was to rising commodity prices and short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices and/or banks' unwillingness to lend pose a larger and more imminent threat to the economy.

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially exporters, has driven unemployment lower and supported growing consumption. Japanese economic growth also continues to make progress, and the country's deflationary problems are gradually receding. Economic growth in emerging market countries remains faster than in the developed world as they persist in "catching up," led by China, which continues its rise as a world economic power.

Letter

The U.S. Federal Reserve and the world's other central banks have pursued policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly." The central banks have responded to this past summer's liquidity squeeze in the inter-bank and commercial paper markets by acting as the "lenders of last resort" to limit the risk of problems spreading to the broader economy. Looking forward, the economic outlook and equity valuations appear generally positive, although the current environment is plagued by fears that subprime mortgage problems will result in a systemic liquidity/credit crunch. While falling risk tolerances may depress asset prices in the short term, valuations look reasonable if credit market problems do not spread to the broader economy.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/07
--------------------------------------------------------------------------------

The domestic equity market trended upward throughout the first 10 months of the fiscal year ending August 31, 2007, but then reversed course in July 2007 and became increasingly volatile over the final two months of the period. This dramatic shift in the investment environment was brought on by fears about the subprime mortgage industry and the potential impacts the industry's problems might have on the larger economy. In the following interview, members of the team responsible for managing Pioneer Select Research Growth Fund review the 12 months ending August 31, 2007. Diego Franzin, Ashesh Savla and John Peckham, CFA, discuss the factors that affected Fund performance during the 12 months. Mr. Franzin is Head of Pioneer's U.S. Quantitative Research & Management Group, Mr. Savla, is a Quantitative Analyst at Pioneer, and Mr. Peckham is Pioneer's Head of U.S. Equity Research.

Q:   How did the Fund perform during the 12 months ending August 31, 2007?

A: Pioneer Select Research Growth Fund performed very well for the period, outpacing both its index and its competitive funds' peer group average. For the 12 months ending August 31, 2007, the Fund's Class A shares had a total return of 20.69%, at net asset value. During the same fiscal year, the benchmark Russell 1000 Growth Index returned 17.70%, and the average return of the 727 funds in Lipper's Large Cap Growth Fund category was 16.96%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that influenced the Fund's performance during the 12 months?

A: The Fund did well relative to its benchmark both when stocks rose during the 10 months -- from August 31, 2006 through June 30, 2007 -- and when the market became more volatile during July and August 2007. Stock selection was the key driver, consistent with

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     the Fund's distinctive discipline. We typically maintain investments in 50 different companies selected from the 100 stocks in the Pioneer Research Fund portfolio. Sector weightings are equal to those of the Russell 1000 Growth Index, but we choose individual holdings from among all eligible stocks, whether part of the growth or value universe. In this process, we rank stocks based on our research into the superior characteristics of companies in 17 different sectors and industries. We believe the advantage of this process lies in its combination of both quantitative and qualitative research techniques. For example, when purely quantitative mutual funds in general struggled late in the fiscal year, this Fund enjoyed its best period relative to the Russell 1000 Growth Index.

Q:   What types of investments had the greatest influence on performance?

A: Our selections in the health care, information technology and industrials sectors had the greatest positive impacts on results relative to the Russell 1000 Growth Index. On the negative side, our picks in the materials, financials and consumer staples sectors modestly underperformed the results in the same sectors in the Russell benchmark.

     In health care, the leading performers were pharmaceutical company Schering Plough and biotechnology leader Amgen. In addition, the fact that we did not own any shares of Johnson & Johnson - a major part of the Russell index
     - helped relative performance when that company performed poorly. Schering Plough gained in value as investors became more optimistic about its development pipeline of potential new drug products. We owned Amgen early in the year, when it performed very well, and then sold it before its stock price fell because of problems with an important anemia drug. Among our technology holdings, the top performers were Cisco Systems and Freescale Semiconductor. Cisco was the beneficiary of the continued expansion of corporate spending on information technology networks, while Freescale was bought out at a premium price by private equity investors. In the industrials sector, leading performers were equipment manufacturer Terex and railroad corporation Norfolk Southern. Terex, whose products include trucks and other heavy equipment used by industrial and utility corporations, performed well in the latter

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/07                            (continued)
--------------------------------------------------------------------------------

     stages of the current business cycle, while Norfolk Southern's earnings grew from strong demand for rail transportation services.

     In our materials selections, we did not own enough commodities companies - especially steel and other mining and minerals companies - during a period in which they performed very well. At the same time, we had too large a position in weak-performing Dow Chemical. Nevertheless, we did have an investment in Freeport McMoran Copper and Gold, a stellar performer for the period. In the financials sector, we had a large position in brokerage and investment banking leader Merrill Lynch, whose share price was affected by concerns about the health of corporate financing in the wake of the subprime mortgage crisis. In the consumer staples area, a notable underperformer was Church & Dwight, producer of a variety of personal care consumer products. We have maintained our position in the company as we believe that its fundamentals have remained sound, despite the underperformance.

Q:   What is your investment outlook?

A: We remain optimistic about prospects in the market for several reasons: the economy has remained in its growth trajectory; both interest rates and inflation remain low by historical measures; and stock valuations appear reasonable. While the slump in the housing industry has been a drag on the economy, we do not believe it will pull the economy into a recession. Overall, we think the market continues to afford good opportunities for stock investing.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                       91.0%
Temporary Cash Investment                                 6.0%
Depositary Receipts for International Stocks              3.0%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                   27.6%
Health Care                                              16.4%
Consumer Discretionary                                   13.0%
Industrials                                              12.6%
Consumer Staples                                          9.2%
Energy                                                    7.9%
Financials                                                7.5%
Materials                                                 3.2%
Utilities                                                 1.6%
Telecommunication Services                                1.0%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Cisco Systems, Inc.                                           5.22%
 2.   Microsoft Corp.                                               4.54
 3.   Hewlett-Packard Co.                                           3.41
 4.   Oracle Corp.                                                  3.26
 5.   Target Corp.                                                  3.03
 6.   3M Co.                                                        2.62
 7.   United Technologies Corp.                                     2.62
 8.   Franklin Resources, Inc.                                      2.55
 9.   Schering-Plough Corp.                                         2.47
10.   Medtronic, Inc.                                               2.41

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   8/31/07   8/31/06
------- --------- --------
    A    $12.25   $10.18


Distributions Per Share
--------------------------------------------------------------------------------

                       9/1/06 - 8/31/07
        -----------------------------------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
------- ---------------- --------------- --------------
   A    $0.0328          $ -                  $ -

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                               CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Research Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2007)
                                     Net Asset   Public Offering
Period                               Value (NAV)  Price (POP)
Life-of-Class
(12/15/05)                             13.00%         9.15%
1 Year                                 20.69         14.10
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated January 1, 2007)

                                       Gross           Net
                                       21.63%         1.25%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]
            Pioneer Select           Russell 1000
         Research Growth Fund        Growth Index
12/05            9425                   10000
 8/06            9779                   10022
 8/07           11838                   11796




Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Growth Fund

Based on actual returns from March 1, 2007 through August 31, 2007


Share Class                                                           A
--------------------------------------------------------------------------------
Beginning Account Value On 3/1/07                                 $1,000.00
Ending Account Value On 8/31/07                                   $1,093.40
Expenses Paid During Period*                                      $    6.60

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Growth Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from March 1, 2007 through August 31, 2007


Share Class                                                           A
--------------------------------------------------------------------------------
Beginning Account Value On 3/1/07                                 $1,000.00
Ending Account Value On 8/31/07                                   $1,018.90
Expenses Paid During Period*                                      $    6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07
--------------------------------------------------------------------------------

  Shares                                                         Value
           COMMON STOCKS - 99.6%
           Energy - 7.8%
           Integrated Oil & Gas - 3.8%
   158     ConocoPhillips                                     $ 12,939
   197     USX-Marathon Group, Inc.                             10,616
                                                              --------
                                                              $ 23,555
                                                              --------
           Oil & Gas Equipment & Services - 2.3%
   241     Weatherford International, Inc.*                   $ 14,070
                                                              --------
           Oil & Gas Exploration & Production - 1.7%
   134     Apache Corp.                                       $ 10,369
                                                              --------
           Total Energy                                       $ 47,994
                                                              --------
           Materials - 3.2%
           Diversified Chemical - 1.0%
   144     Dow Chemical Co.                                   $  6,139
                                                              --------
           Diversified Metals & Mining - 1.4%
   100     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $  8,742
                                                              --------
           Steel - 0.8%
    90     Nucor Corp.                                        $  4,761
                                                              --------
           Total Materials                                    $ 19,642
                                                              --------
           Capital Goods - 8.8%
           Aerospace & Defense - 4.1%
   115     Northrop Grumman Corp.                             $  9,067
   214     United Technologies Corp.                            15,971
                                                              --------
                                                              $ 25,038
                                                              --------
           Electrical Component & Equipment - 1.1%
   116     Thomas & Betts Corp.*                              $  6,425
                                                              --------
           Industrial Conglomerates - 2.6%
   176     3M Co.                                             $ 16,014
                                                              --------
           Industrial Machinery - 1.0%
   142     Crane Co.                                          $  6,360
                                                              --------
           Total Capital Goods                                $ 53,837
                                                              --------

 The accompanying notes are an integral part of these financial statements. 13

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                    (continued)
--------------------------------------------------------------------------------

  Shares                                                         Value
           Transportation - 3.8%
           Air Freight & Couriers - 2.8%
  148      C.H. Robinson Worldwide, Inc.                      $  7,258
  128      United Parcel Service                                 9,710
                                                              --------
                                                              $ 16,968
                                                              --------
           Railroads - 1.0%
  115      Canadian National Railway Co.                      $  6,055
                                                              --------
           Total Transportation                               $ 23,023
                                                              --------
           Automobiles & Components - 1.5%
           Auto Parts & Equipment - 1.5%
  106      BorgWarner, Inc.                                   $  8,957
                                                              --------
           Total Automobiles & Components                     $  8,957
                                                              --------
           Consumer Durables & Apparel - 1.4%
           Apparel, Accessories & Luxury Goods - 1.4%
  191      Coach, Inc.*                                       $  8,505
                                                              --------
           Total Consumer Durables & Apparel                  $  8,505
                                                              --------
           Consumer Services - 2.0%
           Restaurants - 2.0%
  249      McDonald's Corp.                                   $ 12,263
                                                              --------
           Total Consumer Services                            $ 12,263
                                                              --------
           Media - 1.4%
           Movies & Entertainment - 1.4%
  220      Viacom, Inc. (Class B)*                            $  8,681
                                                              --------
           Total Media                                        $  8,681
                                                              --------
           Retailing - 6.7%
           Apparel Retail - 1.8%
  140      Abercrombie & Fitch Co.                            $ 11,018
                                                              --------
           Department Stores - 1.9%
  167      J.C. Penney Co., Inc.                              $ 11,483
                                                              --------
           General Merchandise Stores - 3.0%
  280      Target Corp.                                       $ 18,460
                                                              --------
           Total Retailing                                    $ 40,961
                                                              --------

14   The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                         Value
           Food & Drug Retailing - 3.6%
           Drug Retail - 3.6%
  307      CVS Corp.                                          $ 11,611
  238      Walgreen Co.                                         10,727
                                                              --------
                                                              $ 22,338
                                                              --------
           Total Food & Drug Retailing                        $ 22,338
                                                              --------
           Food, Beverage & Tobacco - 2.0%
           Tobacco - 2.0%
  165      Loews Corp Carolina Group (b)                      $ 12,560
                                                              --------
           Total Food, Beverage & Tobacco                     $ 12,560
                                                              --------
           Household & Personal Products - 3.4%
           Household Products - 1.8%
  248      Church & Dwight Co., Inc.                          $ 11,143
                                                              --------
           Personal Products - 1.6%
  236      Estee Lauder Co.                                   $  9,815
                                                              --------
           Total Household & Personal Products                $ 20,958
                                                              --------
           Health Care Equipment & Services - 6.8%
           Health Care Equipment - 4.4%
  278      Medtronic, Inc.                                    $ 14,690
  184      Stryker Corp.                                        12,291
                                                              --------
                                                              $ 26,981
                                                              --------
           Health Care Services - 2.4%
  169      Medco Health Solutions, Inc.*                      $ 14,441
                                                              --------
           Total Health Care Equipment & Services             $ 41,422
                                                              --------
           Pharmaceuticals & Biotechnology - 9.6%
           Biotechnology - 0.8%
  223      Cubist Pharmaceuticals, Inc.*(b)                   $  5,102
                                                              --------
           Life Sciences Tools & Services - 2.0%
  227      Thermo Fisher Scientific, Inc.*                    $ 12,310
                                                              --------

 The accompanying notes are an integral part of these financial statements.  15

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                    (continued)
--------------------------------------------------------------------------------

  Shares                                                         Value
           Pharmaceuticals - 6.8%
   440     Bristol-Myers Squibb Co.                           $ 12,826
   502     Schering-Plough Corp.                                15,070
   316     Teva Pharmaceutical Industries, Ltd.                 13,588
                                                              --------
                                                              $ 41,484
                                                              --------
           Total Pharmaceuticals & Biotechnology              $ 58,896
                                                              --------
           Banks - 0.8%
           Diversified Banks - 0.4%
    49     Wachovia Corp.                                     $  2,400
                                                              --------
           Regional Banks - 0.4%
    39     PNC Bank Corp.                                     $  2,744
                                                              --------
           Total Banks                                        $  5,144
                                                              --------
           Diversified Financials - 5.8%
           Asset Management & Custody Banks - 2.5%
   118     Franklin Resources, Inc.                           $ 15,549
                                                              --------
           Consumer Finance - 1.8%
   323     The First Marblehead Corp. (b)                     $ 10,817
                                                              --------
           Investment Banking & Brokerage - 1.5%
   122     Merrill Lynch & Co., Inc.                          $  8,991
                                                              --------
           Total Diversified Financials                       $ 35,357
                                                              --------
           Insurance - 0.9%
           Multi-Line Insurance - 0.9%
    80     American International Group, Inc.                 $  5,280
                                                              --------
           Total Insurance                                    $  5,280
                                                              --------
           Software & Services - 10.9%
           Application Software - 2.2%
   380     Citrix Systems, Inc.*                              $ 13,813
                                                              --------
           Systems Software - 8.7%
   230     Macrovision Corp.*                                 $  5,458
   965     Microsoft Corp.                                      27,725
   980     Oracle Corp.*                                        19,874
                                                              --------
                                                              $ 53,057
                                                              --------
           Total Software & Services                          $ 66,870
                                                              --------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                         Value
           Technology Hardware & Equipment - 12.1%
           Communications Equipment - 7.1%
   998     Cisco Systems, Inc.*                               $ 31,857
   506     Corning, Inc.*                                       11,825
                                                              --------
                                                              $ 43,682
                                                              --------
           Computer Hardware - 5.0%
   422     Hewlett-Packard Co.                                $ 20,825
 1,778     Sun Microsystems, Inc.*                               9,530
                                                              --------
                                                              $ 30,355
                                                              --------
           Total Technology Hardware & Equipment              $ 74,037
                                                              --------
           Semiconductors - 4.5%
           Semiconductors - 4.5%
   504     Intel Corp.                                        $ 12,979
   427     Texas Instruments, Inc.                              14,620
                                                              --------
                                                              $ 27,599
                                                              --------
           Total Semiconductors                               $ 27,599
                                                              --------
           Telecommunication Services - 1.0%
           Integrated Telecommunication Services - 1.0%
   141     Verizon Communications, Inc.                       $  5,905
                                                              --------
           Total Telecommunication Services                   $  5,905
                                                              --------
           Utilities - 1.6%
           Independent Power Producer & Energy Traders - 1.6%
   262     NRG Energy, Inc.*(b)                               $  9,980
                                                              --------
           Total Utilities                                    $  9,980
                                                              --------
           TOTAL COMMON STOCKS
           (Cost $544,183)                                    $610,209
                                                              --------

 The accompanying notes are an integral part of these financial statements.  17

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                    (continued)
--------------------------------------------------------------------------------

  Shares                                                         Value
           TEMPORARY CASH INVESTMENT - 6.3%
           Security Lending Collateral - 6.3%
 38,538    Securities Lending Investment Fund, 5.33%          $ 38,538
                                                              --------
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost $38,538)                                     $ 38,538
                                                              --------
           TOTAL INVESTMENT IN SECURITIES - 105.9%
           (Cost $582,721)(a)                                 $648,747
                                                              --------
           OTHER ASSETS AND LIABILITIES - (5.9)%              $(36,120)
                                                              --------
           TOTAL NET ASSETS - 100.0%                          $612,627
                                                              ========

*    Non-income producing security.

(a) At August 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $582,721 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $75,879
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (9,853)
                                                                                -------
       Net unrealized gain                                                      $66,026
                                                                                =======

(b)  At August 31, 2007, the following securities were out on loan:


  Shares   Description                           Value
  221      Cubist Pharmaceuticals, Inc.*     $ 5,056
  320      The First Marblehead Corp.         10,717
  163      Loews Corp Carolina Group          12,408
  259      NRG Energy, Inc.*                   9,865
                                             -------
           Total                             $38,046
                                             =======

Purchases and sales of securities (excluding temporary cash investments) for the year ended August 31, 2007 aggregated $538,422 and $540,164, respectively.


18   The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $38,046) ($582,721)                                       $648,747
  Cash                                                                    35,016
  Receivables -
    Dividends, interest and foreign taxes withheld                           746
  Other                                                                    3,813
                                                                        --------
     Total assets                                                       $688,322
                                                                        --------
LIABILITIES:
  Payables -
    Upon return of securities loaned                                    $ 38,538
  Due to affiliates                                                          248
  Accrued expenses                                                        36,909
                                                                        --------
     Total liabilities                                                  $ 75,695
                                                                        --------
NET ASSETS:
  Paid-in capital                                                       $500,000
  Accumulated net realized gain on investments                            46,601
  Net unrealized gain on investments                                      66,026
                                                                        --------
     Total net assets                                                   $612,627
                                                                        ========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $612,627/50,000 shares)                             $  12.25
                                                                        ========
MAXIMUM OFFERING PRICE:
  Class A ($12.25 [divided by] 94.25%)                                  $  13.00
                                                                        ========

The accompanying notes are an integral part of these financial statements.   19

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 8/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $17)         $6,593
  Interest                                                  1,072
  Income from securities loaned, net                            9
                                                           ------
     Total investment income                                           $  7,674
                                                                       ---------
EXPENSES:
  Management fees                                          $4,298
  Transfer agent fees and expenses                             19
  Administrative reimbursements                               129
  Custodian fees                                           12,238
  Registration fees                                         4,650
  Professional fees                                        36,184
  Printing expense                                         12,276
  Fees and expenses of nonaffiliated trustees               7,001
  Miscellaneous                                               525
                                                           ------
     Total expenses                                                    $ 77,320
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                 (70,157)
                                                                       ---------
     Net expenses                                                      $  7,163
                                                                       ---------
       Net investment income                                           $    511
                                                                       ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                     $ 46,434
                                                                       ---------
  Change in net unrealized gain on investments                         $ 58,207
                                                                       ---------
  Net gain on investments                                              $104,641
                                                                       ---------
  Net increase in net assets resulting from operations                 $105,152
                                                                       ========


20   The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Year Ended 8/31/07 and the Period from 12/15/05
(Commencement of Operations) to 8/31/06, respectively

                                                                        12/15/05
                                                         Year Ended       to
                                                           8/31/07      8/31/06
FROM OPERATIONS:
Net investment income                                     $     511    $   1,056
Net realized gain on investments                             46,434          240
Change in net unrealized gain on investments                 58,207        7,819
                                                          ---------    ---------
    Net increase in net assets resulting from
     operations                                           $ 105,152    $   9,115
                                                          ---------    ---------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.03 and $0.00 per share, respectively)     $  (1,640)   $       -
                                                          ---------    ---------
     Total distributions to shareowners                   $  (1,640)   $       -
                                                          ---------    ---------
    Net increase in net assets                            $ 103,512    $   9,115
                                                          ---------    ---------
NET ASSETS:
Beginning of period (initial capitalization - 50,000
  shares)                                                 $ 509,115    $ 500,000
                                                          ---------    ---------
End of period                                             $ 612,627    $ 509,115
                                                          =========    =========
Undistributed net investment income                       $       -    $   1,056
                                                          =========    =========

The accompanying notes are an integral part of these financial statements.   21

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           12/15/05 (a)
                                                          Year Ended            to
                                                            8/31/07          8/31/06
CLASS A
Net asset value, beginning of period                       $   10.18       $   10.00
                                                           ---------       ---------
Increase from investment operations:
  Net investment income                                    $    0.01       $    0.02
  Net realized and unrealized gain on investments               2.09            0.16
                                                           ---------       ---------
   Net increase from investment operations                 $    2.10       $    0.18
Distributions to shareowners:
  Net investment income                                        (0.03)              -
                                                           ---------       ---------
Net increase in net asset value                            $    2.07       $    0.18
                                                           ---------       ---------
Net asset value, end of period                             $   12.25       $   10.18
                                                           =========       =========
Total return*                                                  20.69%           1.80%(b)
Ratio of net expenses to average net assets                     1.25%           1.25%**
Ratio of net investment income to average net assets            0.09%           0.30%**
Portfolio turnover rate                                           95%             73%(b)
Net assets, end of period (in thousands)                   $     613       $     509
Ratios with no waiver of management fees and
  assumption of expenses by PIM
  Net expenses                                                 13.49%          21.63%**
  Net investment loss                                         (12.15)%        (20.08)%**

(a)  The Fund commenced operations on December 15, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.

22   The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies
Pioneer Select Research Growth Fund (the Fund) is one of five portfolios comprising Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. Prior to December 15, 2005, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at August 31, 2007, are owned by PFD. The Fund's investment objective is long-term capital growth.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus. Please refer to that document when considering the Fund's investment risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                              (continued)
--------------------------------------------------------------------------------

     valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of August 31, 2007, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     At August 31, 2007, the Fund reclassified $73 to decrease distributions in excess of net investment income and $73 to decrease accumulated net realized gain on investments. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The tax character of distributions paid during the year ended August 31, 2007 was as follows. There were no distributions paid during the period ended August 31, 2006.

--------------------------------------------------------------------------------
                                                                 2007
--------------------------------------------------------------------------------
Ordinary income                                                $  1,640
Long term capital gain                                                -
                                                               --------
  Total                                                        $  1,640
                                                               ========
--------------------------------------------------------------------------------


     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2007:

--------------------------------------------------------------------------------
                                                                 2007
--------------------------------------------------------------------------------
Undistributed ordinary income                                  $ 38,811
Undistributed long-term gain                                      7,790
Unrealized appreciation                                          66,026
                                                               --------
  Total                                                        $112,627
                                                               ========
--------------------------------------------------------------------------------

C.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                              (continued)
--------------------------------------------------------------------------------

     lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. For the year ended August 31, 2007, the net management fee was equivalent to 0.75% of the average daily net assets.

Through January 1, 2009, PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services, including accounting, regulatory reporting and insurance, are paid by the Fund. At August 31, 2007, $231 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.


3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $17 in transfer agent fees payable to PIMSS at August 31, 2007.

4.   Distribution Plan

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. There were no distribution fees payable to PFD at August 31, 2007.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Pioneer Series Trust V and
Shareholders of Pioneer Select Research Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Select Research Growth Fund (the Fund) (one of the portfolios constituting Pioneer Series Trust V) as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Select Research Growth Fund at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
October 12, 2007

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser

Pioneer Investment Management, Inc.

Custodian

Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm

Ernst & Young LLP

Principal Underwriter

Pioneer Funds Distributor, Inc.

Legal Counsel

Bingham McCutchen LLP

Shareowner Services and Transfer Agent

Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 82 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 34 of the 82 Pioneer Funds, Mr. West serves as Trustee of 33 of the 82 Pioneer Funds, and Mr. Bock serves as Trustee of 81 of the 82 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held         Length of Service      Principal Occupation                    Other Directorships
Name and Age              With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
John F. Cogan, Jr. (81)*  Chairman of the        Trustee since 2005.    Deputy Chairman and a Director of       None
                          Board, Trustee and     Serves until a         Pioneer Global Asset Management S.p.A.
                          President              successor trustee      ("PGAM"); Non-Executive Chairman and a
                                                 is elected or earlier  Director of Pioneer Investment
                                                 retirement or removal. Management USA Inc. ("PIM-USA");
                                                                        Chairman and a Director of Pioneer;
                                                                        Chairman and Director of Pioneer
                                                                        Institutional Asset Management, Inc.
                                                                        (since 2006); Director of Pioneer
                                                                        Alternative Investment Management
                                                                        Limited (Dublin); President and a
                                                                        Director of Pioneer Alternative
                                                                        Investment Management (Bermuda)
                                                                        Limited and affiliated funds; Director
                                                                        of PIOGLOBAL Real Estate Investment
                                                                        Fund (Russia) (until June 2006);
                                                                        Director of Nano-C, Inc. (since 2003);
                                                                        Director of Cole Management Inc.
                                                                        (since 2004); Director of Fiduciary
                                                                        Counseling, Inc.; President and
                                                                        Director of Pioneer Funds Distributor,
                                                                        Inc. ("PFD") (until May 2006);
                                                                        President of all of the Pioneer Funds;
                                                                        and Of Counsel, Wilmer Cutler
                                                                        Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)* Trustee and Executive  Trustee since March    Director, CEO and President of Pioneer  None
                          Vice President         2007. Serves until a   Investment Management USA Inc.;
                                                 successor trustee is   Pioneer Investment Management, Inc.
                                                 elected or earlier     and Pioneer Institutional Asset
                                                 retirement or removal. Management, Inc. (since March 2007);
                                                                        Executive Vice President of all of the
                                                                        Pioneer Funds (since March 2007);
                                                                        Director of Pioneer Global Asset
                                                                        Management S.p.A. (since March 2007);
                                                                        Head of New Markets Division, Pioneer
                                                                        Global Asset Management S.p.A. (2000 -
                                                                        2007)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and             Positions Held      Length of Service        Principal Occupation                    Other Directorships
Address                   With the Fund       and Term of Office       During Past Five Years                  Held by this Trustee
David R. Bock (63)        Trustee             Trustee since 2005.      Executive Vice President and Chief      Director of The
3050 K Street NW,                             Serves until a           Financial Officer, I-trax, Inc.         Enterprise Social
Washington, DC 20007                          successor trustee        (publicly traded health care services   Investment Company
                                              is elected or earlier    company) (2004 - present); Partner,     (privately-held
                                              retirement or            Federal City Capital Advisors (boutique affordable housing
                                              removal.                 merchant bank) (1997 to 2004); and      finance company); and
                                                                       Executive Vice President and Chief      Director of New York
                                                                       Financial Officer, Pedestal Inc.        Mortgage Trust
                                                                       (internet-based mortgage trading        (publicly traded
                                                                       company) (2000 - 2002)                  mortgage REIT)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)         Trustee             Trustee since 2005.      President, Bush International, LLC      Director of Brady
3509 Woodbine Street                          Serves until a           (international financial advisory firm) Corporation
Chevy Chase, MD 20815                         successor trustee                                                (industrial
                                              is elected or earlier                                            identification and
                                              retirement or                                                    specialty coated
                                              removal.                                                         material products
                                                                                                               manufacturer);
                                                                                                               Director of Briggs &
                                                                                                               Stratton Co. (engine
                                                                                                               manufacturer);
                                                                                                               Director of UAL
                                                                                                               Corporation (airline
                                                                                                               holding company); and
                                                                                                               Director of Mantech
                                                                                                               International
                                                                                                               Corporation (national
                                                                                                               security, defense,
                                                                                                               and intelligence
                                                                                                               technology firm)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60) Trustee             Trustee since 2005.      Founding Director, Vice-President and   None
1001 Sherbrooke Street West,                  Serves until a           Corporate Secretary, The Winthrop
Montreal, Quebec, Canada                      successor trustee        Group, Inc. (consulting firm); and
H3A 1G5                                       is elected or earlier    Desautels Faculty of Management, McGill
                                              retirement or            University
                                              removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and             Positions Held      Length of Service         Principal Occupation                    Other Directorships
Address                   With the Fund       and Term of Office        During Past Five Years                  Held by this Trustee
Thomas J. Perna (56)      Trustee             Trustee since 2006.       Private investor (2004 - present); and  Director of
89 Robbins Avenue,                            Serves until a successor  Senior Executive Vice President, The    Quadriserv Inc.
Berkeley Heights, NJ 07922                    trustee is elected or     Bank of New York (financial and         (technology products
                                              earlier retirement or     securities services) (1986 - 2004)      for securities
                                              removal.                                                          lending industry)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)  Trustee             Trustee since 2005.       President and Chief Executive Officer,  Director of New
200 State Street, 12th Floor,                 Serves until a successor  Newbury, Piret & Company, Inc.          America High Income
Boston, MA 02109                              trustee is elected or     (investment banking firm)               Fund, Inc.
                                              earlier retirement or                                             (closed-end
                                              removal.                                                          investment company)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)      Trustee             Trustee since 2005.       Senior Counsel, Sullivan & Cromwell     Director, The Swiss
125 Broad Street,                             Serves until a successor  (law firm)                              Helvetia Fund, Inc.
New York, NY 10004                            trustee is elected or                                             (closed-end
                                              earlier retirement or                                             investment company)
                                              removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)        Trustee             Trustee since 2005.       President, John Winthrop & Co., Inc.    None
One North Adgers Wharf                        Serves until a successor  (private investment firm)
Charleston, SC 29401                          trustee is elected or
                                              earlier retirement or
                                              removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held     Length of Service          Principal Occupation                  Other Directorships
Name and Age                With the Fund      and Term of Office         During Past Five Years                Held by this Officer
Dorothy E. Bourassa (59)    Secretary            Since 2005. Serves at    Secretary of PIM-USA; Senior Vice     None
                                                 the discretion of the    President - Legal of Pioneer;
                                                 Board                    Secretary/Clerk of most of PIM-USA's
                                                                          subsidiaries; and Secretary of all
                                                                          of the Pioneer Funds since September
                                                                          2003 (Assistant Secretary from
                                                                          November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)  Assistant Secretary  Since 2005. Serves at    Vice President and Senior Counsel of  None
                                                 the discretion of the    Pioneer since July 2002; Vice
                                                 Board                    President and Senior Counsel of
                                                                          BISYS Fund Services, Inc. (April
                                                                          2001 to June 2002); Senior Vice
                                                                          President and Deputy General Counsel
                                                                          of Funds Distributor, Inc. (July
                                                                          2000 to April 2001), and Assistant
                                                                          Secretary of all of the Pioneer
                                                                          Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)           Treasurer            Since 2005. Serves at    Vice President - Fund Accounting,     None
                                                 the discretion of the    Administration and Controllership
                                                 Board                    Services of Pioneer; and Treasurer
                                                                          of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)        Assistant Treasurer  Since 2005. Serves at    Deputy Treasurer of Pioneer since     None
                                                 the discretion of the    2004; Treasurer and Senior Vice
                                                 Board                    President, CDC IXIS Asset Management
                                                                          Services from 2002 to 2003; and
                                                                          Assistant Treasurer of all of the
                                                                          Pioneer Funds since November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)       Assistant Treasurer  Since 2005. Serves at    Assistant Vice President - Fund       None
                                                 the discretion of the    Accounting, Administration and
                                                 Board                    Controllership Services of Pioneer;
                                                                          and Assistant Treasurer of all of
                                                                          the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)          Assistant Treasurer  Since 2005. Serves at    Fund Accounting Manager - Fund        None
                                                 the discretion of the    Accounting, Administration and
                                                 Board                    Controllership Services of Pioneer;
                                                                          and Assistant Treasurer of all of
                                                                          the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held       Length of Service        Principal Occupation                  Other Directorships
Name and Age                With the Fund        and Term of Office       During Past Five Years                Held by this Officer
Katherine Kim Sullivan (33) Assistant Treasurer  Since 2005. Serves at    Fund Administration Manager - Fund    None
                                                 the discretion of the    Accounting, Administration and
                                                 Board                    Controllership Services since June
                                                                          2003; Assistant Vice President -
                                                                          Mutual Fund Operations of State
                                                                          Street Corporation from June 2002 to
                                                                          June 2003 (formerly Deutsche Bank
                                                                          Asset Management); and Assistant
                                                                          Treasurer of all of the Pioneer
                                                                          Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)      Chief Compliance     Since January 2007.      Chief Compliance Officer of Pioneer   None
                            Officer              Serves at the            since December 2006 and of all the
                                                 discretion of the        Pioneer Funds since January 2007;
                                                 Board                    Vice President and Compliance
                                                                          Officer, MFS Investment Management
                                                                          (August 2005 to December 2006);
                                                                          Consultant, Fidelity Investments
                                                                          (February 2005 to July 2005);
                                                                          Independent Consultant (July 1997 to
                                                                          February 2005)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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                            This page for your notes.

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                            This page for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
 (for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     SELECT
                                    RESEARCH
                                   VALUE FUND

                                      SERSX
                                  Ticker Symbol

                                     Annual
                                     Report

                                     8/31/07

                              [LOGO]PIONEER
                                    INVESTMENTS(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2

Portfolio Management Discussion                              4

Portfolio Summary                                            7

Prices and Distributions                                     8

Performance Update                                           9

Comparing Ongoing Fund Expenses                             10

Schedule of Investments                                     12

Financial Statements                                        17

Notes to Financial Statements                               21

Report of Independent Registered Public Accounting Firm     26

Trustees, Officers and Service Providers                    27

                                                                     President's

 Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides during the past year, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year, issues tied to poor underwriting practices in the subprime sector of the mortgage industry, and to problems with risk management by banks and hedge funds, have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

Even against this backdrop, the long-term performance of major asset classes remained positive. In the 12 months ending August 31, 2007, equity investors were generally rewarded as, despite a late-July decline, the Standard & Poor's 500 Index returned 15%, the Dow Jones Industrial Average returned 20%, and the NASDAQ Composite Index returned 19%. International developed and emerging markets equities performed well also, with the MSCI EAFE Developed Market Index returning 19% and the MSCI Emerging Markets Index returning 44% over the 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending August 31, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 7% for the same period, reflecting its higher coupon yield.

U.S. economic growth has slowed in the past year, but this was due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as it was to rising commodity prices and short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices and/or banks' unwillingness to lend pose a larger and more imminent threat to the economy.

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially exporters, has driven unemployment lower and supported growing consumption. Japanese economic growth also continues to make progress, and the country's deflationary problems are gradually receding. Economic growth in emerging market countries remains faster than in the developed world as they persist in "catching up," led by China, which continues its rise as a world economic power.

Letter

The U.S. Federal Reserve and the world's other central banks have pursued policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly." The central banks have responded to this past summer's liquidity squeeze in the inter-bank and commercial paper markets by acting as the "lenders of last resort" to limit the risk of problems spreading to the broader economy. Looking forward, the economic outlook and equity valuations appear generally positive, although the current environment is plagued by fears that subprime mortgage problems will result in a systemic liquidity/credit crunch. While falling risk tolerances may depress asset prices in the short term, valuations look reasonable if credit market problems do not spread to the broader economy.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/07
--------------------------------------------------------------------------------

The domestic equity market generally moved upward for the first 10 months of the past fiscal year before reversing direction in July 2007 and becoming increasingly volatile over the final two months of the period that ended on August 31, 2007. The late-period market turmoil was brought on by fears about the subprime mortgage industry and its potential impacts on the larger economy. In the following interview, members of the team responsible for managing Pioneer Select Research Value Fund review the 12 months ending August 31, 2007. Diego Franzin, Ashesh Savla and John Peckham, CFA, discuss the factors that affected Fund performance. Mr. Franzin is Head of Pioneer's U.S. Quantitative Research & Management Group, Mr. Savla, is a Quantitative Analyst at Pioneer, and Mr. Peckham is Pioneer's Head of U.S. Equity Research.

Q:  How did the Fund perform during the 12 months ending August 31, 2007?

A: The Fund did very well. For the 12 months ending August 31, 2007, Pioneer Select Research Value Fund's Class A shares had a total return of 16.24%, at net asset value. During the same fiscal year, the benchmark Russell 1000 Value Index returned 12.85%, and the average return of the 497 funds in Lipper's Large Cap Value Fund category was 13.54%.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that influenced the Fund's performance during the 12 months?

A: The Fund did well relative to its benchmark both when stocks rose during the 10 months - from August 31, 2006 through June 30, 2007 - and when the market became more volatile during July and August 2007. Stock selection was the key driver, consistent with the Fund's distinctive discipline. We typically maintain investments in 50 different companies selected from the 100 stocks in the

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Pioneer Research Fund portfolio. Sector weightings are equal to those of the Russell 1000 Value Index, but we choose individual holdings from among all eligible stocks, whether part of the growth or value universe. In this process, we rank stocks based on our research into the superior characteristics of companies in 17 different sectors and industries. We believe the advantage of this process lies in its combination of both quantitative and qualitative research techniques. For example, when purely quantitative mutual funds in general struggled late in the fiscal year, this Fund enjoyed its best period relative to the Russell 1000 Value Index.

Q:  What types of investments had the greatest influence on performance?

A: Our selections in nine of the 10 market sectors outperformed the comparable group in the Russell 1000 Value Index. The top performing sectors in the Fund, relative to the benchmark, were health care, energy and financials.

    The top individual contributor was a health care company, Bristol-Myers Squibb. This global pharmaceutical company has an excellent pipeline of new drugs under development. In addition, the company came to be viewed as an attractive potential acquisition by a larger corporation. Also helping relative performance in the health care sector was our decision to avoid owning shares of Pfizer, another pharmaceutical company that performed poorly. In energy, three holdings in particular had outstanding performance. Marathon Oil's share price rose because of its strong position in the U.S. refining industry during a period of rising profitability for oil refiners. Weatherford International, an oil field services company, benefited from its leadership in new technologies that help oil companies increase their yields from individual wells. Finally, Chevron - a company whose stock we had purchased at a very attractive price - outperformed as it exceeded earnings expectations. In the financials sector, the leading performer was asset manager Franklin Resources, which gained as its mutual funds attracted a healthy flow of new investments.

    The only sector that underperformed relative to the benchmark index was materials. In that area, the problem was that we did not own enough commodities companies - especially steel and other

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/07                            (continued)
--------------------------------------------------------------------------------

    mining and minerals companies - during a period in which they performed very well.

Q:  What is your investment outlook?

A: We remain optimistic about prospects in the market for several reasons: the economy has remained in its growth trajectory; both interest rates and inflation remain low by historical measures; and stock valuations appear reasonable. While the slump in the housing industry has been a drag on the economy, we do not believe it will pull the economy into a recession. Overall, we think the market continues to afford good opportunities for stock investing.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                  93.0%
Temporary Cash Investment                            5.0%
Depositary Receipts for International Stocks         2.0%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Financials                                          31.4%
Energy                                              13.8%
Industrials                                         10.7%
Consumer Staples                                     8.4%
Consumer Discretionary                               8.0%
Health Care                                          6.7%
Telecommunication Services                           6.6%
Utilities                                            6.5%
Information Technology                               4.0%
Materials                                            3.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Citigroup, Inc.                   4.68%
 2.   Chevron Corp.                     4.16
 3.   Procter & Gamble Co.              3.98
 4.   Verizon Communications, Inc.      3.90
 5.   ConocoPhillips                    3.73
 6.   Wachovia Corp.                    3.36
 7.   Time Warner Telecom               2.68
 8.   Merrill Lynch & Co., Inc.         2.65
 9.   Altria Group, Inc.                2.56
10.   United Technologies Corp.         2.48

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class                8/31/07              8/31/06
 -----                -------              -------
 A                    $11.99               $10.69

Distributions Per Share
--------------------------------------------------------------------------------

                                       9/1/06 - 8/31/07
                                       ----------------
                   Net Investment         Short-Term          Long-Term
 Class                 Income           Capital Gains       Capital Gains
 -----             --------------       -------------       -------------
  A                   $0.1207              $0.2846                $ -

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Research Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

--------------------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2007)
                                       Net Asset    Public Offering
Period                                Value (NAV)     Price (POP)
Life-of-Class
(12/15/05)                              13.55%           9.69%
1 Year                                  16.24            9.58
--------------------------------------------------------------------
Expense Ratio
(Per prospectus dated January 1, 2007)

                                        Gross             Net
                                        19.33%           1.25%
--------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Select               Russell 1000
             Research Value Fund             Value Index
12/05             $9,425                       $10,000
8/06              $10,181                      $11,098
8/07              $11,835                      $12,524

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000(R) Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Value Fund

Based on actual returns from March 1, 2007 through August 31, 2007

Share Class                                                                A
--------------------------------------------------------------------------------
 Beginning Account Value On 3/1/07                                     $1,000.00
 Ending Account Value On 8/31/07                                       $1,060.10
 Expenses Paid During Period*                                          $    6.49

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from March 1, 2007 through August 31, 2007

Share Class                                                                A
--------------------------------------------------------------------------------
 Beginning Account Value On 3/1/07                                     $1,000.00
 Ending Account Value On 8/31/07                                       $1,018.90
 Expenses Paid During Period*                                          $    6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07
--------------------------------------------------------------------------------

  Shares                                                                   Value
           COMMON STOCKS - 99.3%
           Energy - 13.7%
           Integrated Oil & Gas - 9.6%
   282     Chevron Corp.                                                $ 24,748
   271     ConocoPhillips                                                 22,192
   198     USX-Marathon Group, Inc.                                       10,670
                                                                        --------
                                                                        $ 57,610
                                                                        --------
           Oil & Gas Equipment & Services - 1.9%
   189     Weatherford International, Inc.*                             $ 11,034
                                                                        --------
           Oil & Gas Exploration & Production - 2.2%
   172     Apache Corp.                                                 $ 13,309
                                                                        --------
           Total Energy                                                 $ 81,953
                                                                        --------
           Materials - 3.9%
           Diversified Chemical - 3.1%
   284     Dow Chemical Co.                                             $ 12,107
    85     PPG Industries, Inc.                                            6,235
                                                                        --------
                                                                        $ 18,342
                                                                        --------
           Steel - 0.8%
    94     Nucor Corp.                                                  $  4,973
                                                                        --------
           Total Materials                                              $ 23,315
                                                                        --------
           Capital Goods - 9.0%
           Aerospace & Defense - 4.9%
   183     Northrop Grumman Corp.                                       $ 14,428
   198     United Technologies Corp.                                      14,776
                                                                        --------
                                                                        $ 29,204
                                                                        --------
           Electrical Component & Equipment - 1.0%
   113     Thomas & Betts Corp.*                                        $  6,259
                                                                        --------
           Industrial Conglomerates - 3.1%
   157     3M Co.                                                       $ 14,285
    97     Tyco International, Ltd.                                        4,284
                                                                        --------
                                                                        $ 18,569
                                                                        --------
           Total Capital Goods                                          $ 54,032
                                                                        --------


12   The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
           Transportation - 1.6%
           Air Freight & Couriers - 1.6%
   113     C.H. Robinson Worldwide, Inc.                                $  5,542
    54     United Parcel Service                                           4,096
                                                                        --------
                                                                        $  9,638
                                                                        --------
           Total Transportation                                         $  9,638
                                                                        --------
           Consumer Durables & Apparel - 2.1%
           Leisure Products - 2.1%
   278     Hasbro, Inc.                                                 $  7,842
   229     Mattel, Inc.*                                                   4,953
                                                                        --------
                                                                        $ 12,795
                                                                        --------
           Total Consumer Durables & Apparel                            $ 12,795
                                                                        --------
           Consumer Services - 2.1%
           Restaurants - 2.1%
   260     McDonald's Corp.                                             $ 12,805
                                                                        --------
           Total Consumer Services                                      $ 12,805
                                                                        --------
           Media - 2.4%
           Movies & Entertainment - 2.4%
   428     The Walt Disney Co.                                          $ 14,381
                                                                        --------
           Total Media                                                  $ 14,381
                                                                        --------
           Retailing - 1.3%
           Department Stores - 1.3%
   111     J.C. Penney Co., Inc.                                        $  7,632
                                                                        --------
           Total Retailing                                              $  7,632
                                                                        --------
           Food & Drug Retailing - 1.8%
           Drug Retail - 1.8%
   245     Walgreen Co.                                                 $ 11,042
                                                                        --------
           Total Food & Drug Retailing                                  $ 11,042
                                                                        --------
           Food, Beverage & Tobacco - 2.6%
           Tobacco - 2.6%
   220     Altria Group, Inc.                                           $ 15,270
                                                                        --------
           Total Food, Beverage & Tobacco                               $ 15,270
                                                                        --------


The accompanying notes are an integral part of these financial statements.   13

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                      (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
           Household & Personal Products - 4.0%
           Household Products - 4.0%
  363      Procter & Gamble Co.                                         $ 23,708
                                                                        --------
           Total Household & Personal Products                          $ 23,708
                                                                        --------
           Health Care Equipment & Services - 1.2%
           Health Care Equipment - 1.2%
  149      Edwards Lifesciences Group*                                  $  7,197
                                                                        --------
           Total Health Care Equipment & Services                       $  7,197
                                                                        --------
           Pharmaceuticals & Biotechnology - 5.5%
           Pharmaceuticals - 5.5%
  393      Bristol-Myers Squibb Co.                                     $ 11,456
  251      Merck & Co., Inc.                                              12,593
  298      Schering-Plough Corp.                                           8,946
                                                                        --------
                                                                        $ 32,995
                                                                        --------
           Total Pharmaceuticals & Biotechnology                        $ 32,995
                                                                        --------
           Banks - 9.7%
           Diversified Banks - 3.3%
  408      Wachovia Corp.                                               $ 19,984
                                                                        --------
           Regional Banks - 6.4%
  399      First Horizon National Corp. (b)                             $ 12,241
  203      PNC Bank Corp.                                                 14,284
  166      Zions Bancorporation                                           11,720
                                                                        --------
                                                                        $ 38,245
                                                                        --------
           Total Banks                                                  $ 58,229
                                                                        --------
           Diversified Financials - 12.2%
           Asset Management & Custody Banks - 2.2%
  101      Franklin Resources, Inc.                                     $ 13,309
                                                                        --------
           Consumer Finance - 1.7%
  308      The First Marblehead Corp. (b)                               $ 10,315
                                                                        --------
           Investment Banking & Brokerage - 3.6%
  144      Lazard, Ltd.                                                 $  5,773
  214      Merrill Lynch & Co., Inc.                                      15,772
                                                                        --------
                                                                        $ 21,545
                                                                        --------


14   The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
           Diversified Financial Services - 4.7%
  595      Citigroup, Inc.                                              $ 27,894
                                                                        --------
           Total Diversified Financials                                 $ 73,063
                                                                        --------
           Insurance - 9.3%
           Life & Health Insurance - 2.4%
  226      MetLife, Inc.                                                $ 14,475
                                                                        --------
           Multi-Line Insurance - 2.3%
  155      Hartford Financial Services Group, Inc.                      $ 13,781
                                                                        --------
           Property & Casualty Insurance - 4.6%
  168      Exel, Ltd.                                                   $ 12,802
  289      The Traveler Companies, Inc.                                   14,605
                                                                        --------
                                                                        $ 27,407
                                                                        --------
           Total Insurance                                              $ 55,663
                                                                        --------
           Software & Services - 1.9%
           Systems Software - 1.9%
  404      Microsoft Corp.                                              $ 11,607
                                                                        --------
           Total Software & Services                                    $ 11,607
                                                                        --------
           Technology Hardware & Equipment - 2.1%
           Communications Equipment - 2.1%
  391      Cisco Systems, Inc.*                                         $ 12,481
                                                                        --------
           Total Technology Hardware & Equipment                        $ 12,481
                                                                        --------
           Telecommunication Services - 6.5%
           Alternative Carriers - 2.6%
  726      Time Warner Telecom*                                         $ 15,936
                                                                        --------
           Integrated Telecommunication Services - 3.9%
  554      Verizon Communications, Inc.                                 $ 23,202
                                                                        --------
           Total Telecommunication Services                             $ 39,138
                                                                        --------
           Utilities - 6.4%
           Gas Utilities - 2.0%
  234      Questar Corp.                                                $ 11,693
                                                                        --------
           Independent Power Producer & Energy Traders - 1.4%
  223      NRG Energy, Inc.*(b)                                         $  8,494
                                                                        --------


The accompanying notes are an integral part of these financial statements.   15

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                      (continued)
--------------------------------------------------------------------------------

  Shares                                                                               Value
           Multi-Utilities - 3.0%
   145     NSTAR                                                                    $  4,752
   159     Public Service Enterprise Group, Inc.                                      13,513
                                                                                    --------
                                                                                    $ 18,265
                                                                                    --------
           Total Utilities                                                          $ 38,452
                                                                                    --------
           TOTAL COMMON STOCKS
           (Cost $535,084)                                                          $595,396
                                                                                    --------
           TEMPORARY CASH INVESTMENT - 5.2%
           Security Lending Collateral - 5.2%
31,006     Securities Lending Investment Fund, 5.33%                                $ 31,006
                                                                                    --------
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost $31,006)                                                           $ 31,006
                                                                                    --------
           TOTAL INVESTMENT IN SECURITIES - 104.5%
           (Cost $566,090)(a)                                                       $626,402
                                                                                    --------
           OTHER ASSETS AND LIABILITIES - (4.5)%                                    $(26,702)
                                                                                    --------
           TOTAL NET ASSETS - 100.0%                                                $599,700
                                                                                    ========

*     Non-income producing security.

(a) At August 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $566,139 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                           $ 70,933
         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                            (10,670)
                                                                                    --------
         Net unrealized gain                                                        $ 60,263
                                                                                    ========

(b)   At August 31, 2007, the following securities were out on loan:

     Shares            Description                                                     Value
     395               First Horizon National Corp.                                  $12,119
     305               The First Marblehead Corp.                                     10,214
     221               NRG Energy, Inc.*                                               8,418
                                                                                     -------
                       Total                                                         $30,751
                                                                                     =======

Purchases and sales of securities (excluding temporary cash investments) for the year ended August 31, 2007 aggregated $508,305 and $523,830, respectively.


16   The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $30,751) (cost $566,090)                                  $626,402
  Cash                                                                    30,912
  Receivables -
    Dividends                                                              1,097
    Due from Pioneer Investment Management, Inc.                           6,640
  Other                                                                    3,858
                                                                        --------
     Total assets                                                       $668,909
                                                                        --------
LIABILITIES:
  Payables -
    Upon return of securities loaned                                    $ 31,006
  Due to affiliates                                                           26
  Accrued expenses                                                        38,177
                                                                        --------
     Total liabilities                                                  $ 69,209
                                                                        --------
NET ASSETS:
  Paid-in capital                                                       $500,000
  Undistributed net investment income                                      4,316
  Accumulated net realized gain on investments                            35,072
  Net unrealized gain on investments                                      60,312
                                                                        --------
     Total net assets                                                   $599,700
                                                                        ========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $599,700/50,000 shares)                             $  11.99
                                                                        ========
MAXIMUM OFFERING PRICE:
  Class A ($11.99 [divided by] 94.25%)                                  $  12.72
                                                                        ========


The accompanying notes are an integral part of these financial statements.   17

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 8/31/07

INVESTMENT INCOME:
  Dividends                                                $12,368
  Interest                                                     823
  Income from securities loaned, net                            10
                                                           -------
     Total investment income                                            $13,201
                                                                        -------
EXPENSES:
  Management fees                                          $ 4,377
  Transfer agent fees and expenses                              19
  Administrative reimbursements                                131
  Custodian fees                                            12,130
  Registration fees                                          4,417
  Professional fees                                         35,994
  Printing expense                                          11,428
  Fees and expenses of nonaffiliated trustees                7,503
  Miscellaneous                                              1,899
                                                           -------
     Total expenses                                                     $77,898
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                 (70,604)
                                                                        -------
     Net expenses                                                       $ 7,294
                                                                        -------
       Net investment income                                            $ 5,907
                                                                        -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                      $35,072
                                                                        -------
  Change in net unrealized gain on investments                          $44,481
                                                                        -------
  Net gain on investments                                               $79,553
                                                                        -------
  Net increase in net assets resulting from operations                  $85,460
                                                                        =======


18   The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Year Ended 8/31/07 and for the Period from 12/15/05
(Commencement of Operations) to 8/31/06, respectively

                                                                         12/15/05
                                                         Year Ended         to
                                                           8/31/07        8/31/06
FROM OPERATIONS:
Net investment income                                     $  5,907       $  4,446
Net realized gain on investments                            35,072         14,228
Change in net unrealized gain on investments                44,481         15,831
                                                          --------       --------
    Net increase in net assets resulting from
     operations                                           $ 85,460       $ 34,505
                                                          --------       --------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.12 and $0.00 per share, respectively)     $ (6,035)      $      -
                                                          --------       --------
Net realized gain:
    Class A ($0.28 and $0.00 per share, respectively)     $(14,230)      $      -
                                                          --------       --------
     Total distributions to shareowners                   $(20,265)      $      -
                                                          --------       --------
    Net increase in net assets                            $ 65,195       $ 34,505
                                                          --------       --------
NET ASSETS:
Beginning of period (initial capitalization - 50,000
  shares)                                                 $534,505       $500,000
                                                          --------       --------
End of period                                             $599,700       $534,505
                                                          ========       ========
Undistributed net investment income                       $  4,316       $  4,446
                                                          ========       ========


The accompanying notes are an integral part of these financial statements.   19

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         12/15/05 (a)
                                                         Year Ended          to
                                                           8/31/07        8/31/06
CLASS A
Net asset value, beginning of period                       $ 10.69        $ 10.00
                                                           -------        -------
Increase from investment operations:
  Net investment income                                    $  0.12        $  0.09
  Net realized and unrealized gain on investments             1.58           0.60
                                                           -------        -------
   Net increase in net assets from investment
     operations                                            $  1.70        $  0.69
Distributions to shareowners:
  Net investment income                                      (0.12)             -
  Net realized gain                                          (0.28)             -
                                                           -------        -------
Net increase in net asset value                            $  1.30        $  0.69
                                                           -------        -------
Net asset value, end of period                             $ 11.99        $ 10.69
                                                           =======        =======
Total return*                                                16.24%          6.90%(b)
Ratio of net expenses to average net assets                   1.25%          1.25%**
Ratio of net investment income to average net assets          1.01%          1.21%**
Portfolio turnover rate                                         88%            66%(b)
Net assets, end of period (in thousands)                   $   600        $   535
Ratios with no waiver of management fees and
  assumption of expenses by PIM
  Net expenses                                               13.35%         19.33%**
  Net investment loss                                       (11.09)%       (16.87)%**

(a) The Fund commenced operations on December 15, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.


20   The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Select Research Value Fund (the Fund) is one of five portfolios comprising Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. Prior to December 15, 2005, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at August 31, 2007, are owned by PFD. The Fund's investment objective is to seek long-term capital growth.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus. Please refer to that document when considering the Fund's investment risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported,

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                              (continued)
--------------------------------------------------------------------------------

     are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of August 31, 2007, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At August 31, 2007, the Fund reclassified $2 to decrease undistributed net investment income and $2 to increase accumulated

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     net realized gain on investments. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The tax character of distributions paid during the year ended August 31, 2007 was as follows. There were no distributions paid during the period ended August 31, 2006.

--------------------------------------------------------------------------------
                                                                     2007
--------------------------------------------------------------------------------
  Ordinary Income                                                   $20,265
  Long-term capital gain                                                  -
                                                                    -------
    Total                                                           $20,265
                                                                    =======
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2007:

--------------------------------------------------------------------------------
                                                                      2007
--------------------------------------------------------------------------------
  Undistributed ordinary income                                     $20,911
  Undistributed long-term gain                                       18,526
  Unrealized appreciation                                            60,263
                                                                    -------
    Total                                                           $99,700
                                                                    =======
--------------------------------------------------------------------------------

     The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                              (continued)
--------------------------------------------------------------------------------

     lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% of the excess over $1 billion. For the year ended August 31, 2007, the management fee was equal to 0.75% of the Fund's average daily net assets.

Through January 1, 2009, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services, including accounting, regulatory reporting and insurance, are paid by the Fund. There were no management fees, administrative costs or other services payable at August 31, 2007.

3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $26 in transfer agent fees payable to PIMSS at August 31, 2007.

4.   Distribution Plan

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund will pay PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. There were no distribution fees payable to PFD at August 31, 2007.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Pioneer Series Trust V and
Shareholders of Pioneer Select Research Value Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Select Research Value Fund (the Fund) (one of the portfolios constituting Pioneer Series Trust V) as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Select Research Value Fund at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP

Boston, Massachusetts
October 12, 2007

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 82 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 34 of the 82 Pioneer Funds, Mr. West serves as Trustee of 33 of the 82 Pioneer Funds, and Mr. Bock serves as Trustee of 81 of the 82 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

Pioneer Select Research Value Fund
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                            Position Held           Length of Service and      Principal Occupation During      Other Directorships
Name and Age                With the Fund           Term of Office             Past Five Years                  Held by this Trustee
John F. Cogan, Jr. (81)*    Chairman of the         Trustee since 2005.        Deputy Chairman and a Director   None
                            Board, Trustee and      Serves until a succes-     of Pioneer Global Asset
                            President               sor trustee is elected     Management S.p.A. ("PGAM");
                                                    or earlier retirement or   Non-Executive Chairman and a
                                                    removal.                   Director of Pioneer Investment
                                                                               Management USA Inc.
                                                                               ("PIM-USA"); Chairman and a
                                                                               Director of Pioneer; Chairman
                                                                               and Director of Pioneer
                                                                               Institutional Asset
                                                                               Management, Inc. (since 2006);
                                                                               Director of Pioneer
                                                                               Alternative Investment
                                                                               Management Limited (Dublin);
                                                                               President and a Director of
                                                                               Pioneer Alternative Investment
                                                                               Management (Bermuda) Limited
                                                                               and affiliated funds; Direc-
                                                                               tor of PIOGLOBAL Real Estate
                                                                               Investment Fund (Russia)
                                                                               (until June 2006); Director of
                                                                               Nano-C, Inc. (since 2003);
                                                                               Director of Cole Management
                                                                               Inc. (since 2004); Director of
                                                                               Fiduciary Counseling, Inc.;
                                                                               President and Director of
                                                                               Pioneer Funds Distributor,
                                                                               Inc. ("PFD") (until May 2006);
                                                                               President of all of the
                                                                               Pioneer Funds; and Of Counsel,
                                                                               Wilmer Cutler Pickering Hale
                                                                               and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Trustee and Executive   Trustee since March        Director, CEO and President of   None
                            Vice President          2007. Serves until a       Pioneer Investment Management
                                                    successor trustee is       USA Inc.; Pioneer Investment
                                                    elected or earlier         Management, Inc. and Pioneer
                                                    retirement or removal.     Institutional Asset
                                                                               Management, Inc. (since March
                                                                               2007); Executive Vice
                                                                               President of all of the
                                                                               Pioneer Funds (since March
                                                                               2007); Director of Pioneer
                                                                               Global Asset Management S.p.A.
                                                                               (since March 2007); Head of
                                                                               New Markets Division, Pioneer
                                                                               Global Asset Management S.p.A.
                                                                               (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Value Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                              Position Held   Length of Service and      Principal Occupation During      Other Directorships
Name, Age and Address         With the Fund   Term of Office             Past Five Years                  Held by this Trustee
David R. Bock (63)            Trustee         Trustee since 2005.        Executive Vice President and     Director of The Enterprise
3050 K Street NW,                             Serves until a succes-     Chief Financial Officer,         Social Investment
Washington, DC 20007                          sor trustee is elected     I-trax, Inc. (publicly traded    Company (privately-held
                                              or earlier retirement or   health care services company)    affordable housing
                                              removal.                   (2004 - present); Partner,       finance company); and
                                                                         Federal City Capital Advisors    Director of New York
                                                                         (boutique merchant bank) (1997   Mortgage Trust (publicly
                                                                         to 2004); and Executive Vice     traded mortgage REIT)
                                                                         President and Chief Financial
                                                                         Officer, Pedestal Inc.
                                                                         (internet-based mortgage
                                                                         trading company) (2000 - 2002)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)             Trustee         Trustee since 2005.        President, Bush International,   Director of Brady
3509 Woodbine Street                          Serves until a succes-     LLC (international financial     Corpora- tion (industrial
Chevy Chase, MD 20815                         sor trustee is elected     advisory firm)                   identifica- tion and
                                              or earlier retirement or                                    specialty coated material
                                              removal.                                                    products manufacturer);
                                                                                                          Director of Briggs &
                                                                                                          Stratton Co. (engine
                                                                                                          manufacturer); Director
                                                                                                          of UAL Corpora- tion
                                                                                                          (airline holding
                                                                                                          company); and Director of
                                                                                                          Mantech International
                                                                                                          Corporation (national
                                                                                                          security, defense, and
                                                                                                          intelligence technology
                                                                                                          firm)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)     Trustee         Trustee since 2005.        Founding Director,               None
1001 Sherbrooke Street West,                  Serves until a succes-     Vice-President and Corporate
Montreal, Quebec, Canada                      sor trustee is elected     Secretary, The Winthrop Group,
H3A 1G5                                       or earlier retirement or   Inc. (consulting firm); and
                                              removal.                   Desautels Faculty of
                                                                         Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Value Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                               Position Held   Term of Office and         Principal Occupation During      Other Directorships
Name, Age and Address          With the Fund   Length of Service          Past Five Years                  Held by this Trustee
Thomas J. Perna (56)           Trustee         Trustee since 2006.        Private investor (2004 -         Director of Quadriserv
89 Robbins Avenue,                             Serves until a succes-     present); and Senior Executive   Inc. (technology products
Berkeley Heights, NJ 07922                     sor trustee is elected     Vice President, The Bank of      for securities lending
                                               or earlier retirement or   New York (financial and          industry)
                                               removal.                   securi- ties services) (1986 -
                                                                          2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)       Trustee         Trustee since 2005.        President and Chief Executive    Director of New America
200 State Street, 12th Floor,                  Serves until a succes-     Officer, Newbury, Piret &        High Income Fund, Inc.
Boston, MA 02109                               sor trustee is elected     Company, Inc. (investment        (closed-end investment
                                               or earlier retirement or   banking firm)                    company)
                                               removal.
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)           Trustee         Trustee since 2005.        Senior Counsel, Sullivan &       Director, The Swiss
125 Broad Street, New York,                    Serves until a succes-     Cromwell (law firm)              Helvetia Fund, Inc.
NY 10004                                       sor trustee is elected                                      (closed-end investment
                                               or earlier retirement or                                    company)
                                               removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)             Trustee         Trustee since 2005.        President, John Winthrop &       None
One North Adgers Wharf,                        Serves until a succes-     Co., Inc. (private investment
Charleston, SC 29401                           sor trustee is elected     firm)
                                               or earlier retirement or
                                               removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Value Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                             Position Held         Length of Service and    Principal Occupation During      Other Directorships
Name and Age                 With the Fund         Term of Office           Past Five Years                  Held by this Officer
Dorothy E. Bourassa (59)     Secretary             Since 2005. Serves at    Secretary of PIM-USA; Senior     None
                                                   the discretion of the    Vice President - Legal of
                                                   Board                    Pioneer; Secretary/Clerk of
                                                                            most of PIM-USA's subsidiar-
                                                                            ies; and Secretary of all of
                                                                            the Pioneer Funds since
                                                                            September 2003 (Assistant
                                                                            Secretary from November 2000
                                                                            to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)   Assistant Secretary   Since 2005. Serves at    Vice President and Senior        None
                                                   the discretion of the    Counsel of Pioneer since July
                                                   Board                    2002; Vice President and
                                                                            Senior Counsel of BISYS Fund
                                                                            Services, Inc. (April 2001 to
                                                                            June 2002); Senior Vice
                                                                            President and Deputy General
                                                                            Counsel of Funds Distribu-
                                                                            tor, Inc. (July 2000 to April
                                                                            2001), and Assistant Secretary
                                                                            of all of the Pioneer Funds
                                                                            since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2005. Serves at    Vice President - Fund            None
                                                   the discretion of the    Accounting, Administration and
                                                   Board                    Controllership Services of
                                                                            Pioneer; and Treasurer of all
                                                                            of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)         Assistant Treasurer   Since 2005. Serves at    Deputy Treasurer of Pioneer      None
                                                   the discretion of the    since 2004; Treasurer and
                                                   Board                    Senior Vice President, CDC
                                                                            IXIS Asset Management Services
                                                                            from 2002 to 2003; and
                                                                            Assistant Treasurer of all of
                                                                            the Pioneer Funds since
                                                                            November 2004

------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2005. Serves at    Assistant Vice President -       None
                                                   the discretion of the    Fund Accounting,
                                                   Board                    Administration and
                                                                            Controllership Services of
                                                                            Pioneer; and Assistant
                                                                            Treasurer of all of the
                                                                            Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Assistant Treasurer   Since 2005. Serves at    Fund Accounting Manager - Fund   None
                                                   the discretion of the    Accounting, Administra- tion
                                                   Board                    and Controllership Services of
                                                                            Pioneer; and Assistant
                                                                            Treasurer of all of the
                                                                            Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Research Value Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                             Position Held         Length of Service and    Principal Occupation During      Other Directorships
Name and Age                 With the Fund         Term of Office           Past Five Years                  Held by this Officer
Katherine Kim Sullivan (33)  Assistant Treasurer   Since 2005. Serves at    Fund Administration Manager -    None
                                                   the discretion of the    Fund Accounting,
                                                   Board                    Administration and
                                                                            Controllership Services since
                                                                            June 2003; Assistant Vice
                                                                            President - Mutual Fund
                                                                            Operations of State Street
                                                                            Corporation from June 2002 to
                                                                            June 2003 (formerly Deutsche
                                                                            Bank Asset Management); and
                                                                            Assistant Treasurer of all of
                                                                            the Pioneer Funds since
                                                                            September 2003
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)       Chief Compliance      Since January 2007.      Chief Compliance Officer of      None
                             Officer               Serves at the discre-    Pioneer since December 2006
                                                   tion of the Board        and of all the Pioneer Funds
                                                                            since January 2007; Vice
                                                                            President and Compliance
                                                                            Officer, MFS Investment
                                                                            Management (August 2005 to
                                                                            December 2006); Consultant,
                                                                            Fidelity Investments (February
                                                                            2005 to July 2005);
                                                                            Independent Consultant (July
                                                                            1997 to February 2005)
------------------------------------------------------------------------------------------------------------------------------------
*    Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


32
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Series, including fees associated with the filings of its Form N-1A, totaled approximately $144,650 in 2007 and approximately $70,875 in 2006.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services in 2007 or 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $39,100 in 2007 and $22,545 in 2006.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

All Other Fees
There were no other services provided to the Fund during the fiscal years ended August 31, 2007 and 2006.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended August 31, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $39,100 in 2007 and $22,545 in 2006.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date october 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 29, 2007

* Print the name and title of each signing officer under his or her signature.